As filed with the Securities and Exchange Commission on April 28, 1999.

                                                Registration Nos. 333-1043
                                                                  811-7543
==========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549

                                 FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             Pre-Effective Amendment No. ____              [ ]

             Post-Effective Amendment No. 18              [X]

                                  and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

             Amendment No.  28                             [X]

                            Variable Account A
                        (Exact name of Registrant)

                      Keyport Life Insurance Company
                            (Name of Depositor)

                125 High Street, Boston Massachusetts 02110
      (Address of Depositor's Principal Executive Offices (Zip Code)

     Depositor's Telephone Number, including Area Code:  617-526-1400

                       Bernard R. Beckerlegge, Esq.
                 Senior Vice President and General Counsel
                      Keyport Life Insurance Company
               125 High Street, Boston, Massachusetts 02110
                  (Name and Address of Agent for Service)

                                 copy to:
                            Joan E. Boros, Esq.
            Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                    1025 Thomas Jefferson Street, N.W.
                           Washington, DC 20007

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485

(X) on May 3, 1999 pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a) of Rule 485

( ) on [date] pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.
==========================================================================
Exhibit Index on Page ____

                    CONTENTS OF REGISTRATION STATEMENT



                             The Facing Sheet

                             The Contents Page

                           Cross-Reference Sheet

                                  PART A

                                Prospectus

                                  PART B

                    Statement of Additional Information

                                  PART C

                               Items 24 - 32

                              The Signatures

                                 Exhibits

                            VARIABLE ACCOUNT A

                      KEYPORT LIFE INSURANCE COMPANY

                     CROSS REFERENCE TO ITEMS REQUIRED
                                BY FORM N-4

N-4 Item             Caption in Prospectus

 1. . . . . . . . . .Cover Page
 2. . . . . . . . . .Definitions
 3. . . . . . . . . .Summary of Certificate Features
                     Fee Table
                     Examples
                     Explanation of Fee Tables and Examples
 4. . . . . . . . . .Condensed Financial Information
                     Performance Information
 5. . . . . . . . . .Keyport and the Variable Account
                     Eligible Funds
 6. . . . . . . . . .Deductions
 7. . . . . . . . . .Allocations of Purchase Payments
                     Transfer of Variable Account Value
                     Substitution of Eligible Funds and Other Variable
                       Account Changes
                     Modification of the Certificate
                     Death Provisions for Non-Qualified Certificates
                     Death Provisions for Qualified Certificates
                     Certificate Ownership
                     Assignment
                     Partial Withdrawals and Surrender
                     Annuity Benefits
                     Suspension of Payments
                     Inquiries by Certificate Owners
 8. . . . . . . . . .Annuity Provisions
 9. . . . . . . . . .Death Provisions for Non-Qualified Certificates
                     Death Provisions for Qualified Certificates
                     Annuity Options
10. . . . . . . . . .Purchase Payments and Applications
                     Variable Account Value
                     Valuation Periods
                     Net Investment Factor
                     Sales of the Certificates
11. . . . . . . . . .Partial Withdrawals and Surrender
                     Option A: Income For a Fixed Number of Years
                     Right to Revoke
12. . . . . . . . . .Tax Status
13. . . . . . . . . .Legal Proceedings
14.  .  .  .  .  .  .  .  .  .Table of Contents - Statement  of  Additional
Information

                     Caption in Statement of Additional Information

15. . . . . . . . . .Cover Page
16. . . . . . . . . .Table of Contents
17. . . . . . . . . .Keyport Life Insurance Company
18. . . . . . . . . .Experts
19. . . . . . . . . .Not applicable
20. . . . . . . . . .Principal Underwriter
21. . . . . . . . . .Investment Performance
22. . . . . . . . . .Variable Annuity Benefits
23. . . . . . . . . .Financial Statements

This Amendment No. 18 to the Registration Statement on Form N-4 which initially became effective on October 18, 1996 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a separate prospectus and statement of additional information ("SAI"), and related exhibits, describing a specific form of the Group and Individual Flexible Premium Deferred Annuity Contracts. This Amendment relates only to the prospectus, SAI and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any information contained in Post-Effective Amendment Nos. 12, 16 and 17 to the Registration Statement.

                                  PART A

                        May 3, 1999 Prospectus for





                     MANNING & NAPIER VARIABLE ANNUITY





                 Including Eligible Fund Prospectuses for




                  MANNING & NAPIER INSURANCE FUND, INC.:

                Manning & Napier Moderate Growth Portfolio

                     Manning & Napier Growth Portfolio

                Manning & Napier Maximum Horizon Portfolio

                   Manning & Napier Small Cap Portfolio

                     Manning & Napier Equity Portfolio

                      Manning & Napier Bond Portfolio




                    STEINROE VARIABLE INVESTMENT TRUST:

               Stein Roe Money Market Fund, Variable Series

                              Prospectus for


                   The Manning & Napier Variable Annuity


              Group and Individual Flexible Purchase Payment
                    Deferred Variable Annuity Contracts

                                 issued by

                            Variable Account A
                                    of
                      Keyport Life Insurance Company



This prospectus describes the Manning & Napier variable annuity group Contracts and Certificates offered by Keyport Life Insurance Company. The prospectus also offers the Certificates in the form of Individual
Contracts, where required by certain states. All discussion of Certificates applies to Contracts and Individual Contracts unless specified otherwise.

Under the Certificate, you may elect to have value accumulate on a variable basis. You may also elect to receive periodic annuity payments on either a variable or a fixed basis. This prospectus generally describes only the variable features of the Certificates. The Certificates are designed to help you in your retirement planning. You may purchase them on a tax qualified or non-tax qualified basis. Because they are offered on a flexible payment basis, you are permitted to make multiple payments (except in Oregon where they are offered only on a single purchase payment basis).

We will allocate your purchase payments to the investment options in the proportions you choose. The Certificate currently offers seven investment options, each of which is a Sub-account of Variable Account A. Currently, you may choose among the following Eligible Funds:

The Manning & Napier Insurance Fund, Inc.: Manning & Napier Moderate Growth Portfolio; Manning & Napier Growth Portfolio; Manning & Napier Maximum Horizon Portfolio; Manning & Napier Small Cap Portfolio; Manning & Napier Equity Portfolio; and Manning & Napier Bond Portfolio.

SteinRoe Variable Investment Trust: Stein Roe Money Market Fund, Variable
Series.

You may not purchase a Certificate if either you or the Annuitant are 80 years old or older before we receive your application. You may not purchase a tax-qualified Certificate if you or the Annuitant are 75 years old or older before we receive your application (age 80 applies to Roth
IRAs).

The purchase of a Contract or Certificate involves certain risks.
Investment performance of the Eligible Funds to which you may allocate purchase payments may vary. We do not guarantee any minimum Certificate Value for amounts allocated to the Eligible Funds.


The Variable Account may offer other certificates with different features, fees and charges, and other Sub-accounts which may invest in different or additional mutual funds. Separate prospectuses and statements of additional information will describe other certificates. The agent selling the Certificates has information concerning the eligibility for and availability of the other certificates.


This prospectus contains important information about the Contracts and Certificates you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. You may obtain a free copy by writing us at 125 High Street, Boston, MA 02110, by calling (800) 437-4466; by writing Manning & Napier Insurance Fund at P.O. Box 40610, Rochester, New York, 14604, or calling (800) 466-3863; or by returning the postcard on the back cover of this prospectus. A table of contents for the SAI appears on page ____ of this prospectus.


The date of this prospectus is May 3, 1999.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             TABLE OF CONTENTS

                                                               Page
Definitions                                                     3
Summary of Certificate Features                                 4

Fee Table                                                       5
Examples                                                        7
Explanation of Fee Table and Example                            7
Condensed Financial Information                                 8
Performance Information                                         9
Keyport and the Variable Account                                9
Purchase Payments and Applications                              10
Investments of the Variable Account                             11
  Allocations of Purchase Payments                              11
  Eligible Funds                                                11
  Transfer of Variable Account Value                            12
    Limits on Transfers                                         12
Substitution of Eligible Funds and Other
    Variable Account Changes                                    13
Deductions                                                      14
  Deductions for Certificate Maintenance Charge                 14
  Deductions for Mortality and Expense Risk Charge              14
  Deductions for Transfers of Variable Account Value            14
  Deductions for Premium Taxes                                  14
  Deductions for Income Taxes                                   15
  Total Variable Account Expenses                               15
Other Services                                                  15
The Certificates                                                15
  Variable Account Value                                        15
  Valuation Periods                                             15
  Net Investment Factor                                         16
  Modification of the Certificate                               16
  Right to Revoke                                               16
Death Provisions for Non-Qualified Certificates                 16
Death Provisions for Qualified Certificates                     18
Certificate Ownership                                           18
Assignment                                                      18
Partial Withdrawals and Surrender                               19
Annuity Provisions                                              19
  Annuity Benefits                                              19
  Annuity Option and Income Date                                19
  Change in Annuity Option and Income Date                      19
  Annuity Options                                               20
  Variable Annuity Payment Values                               21
  Proof of Age, Sex, and Survival of Annuitant                  22
Suspension of Payments                                          22
Year 2000 Matters                                               22
Tax Status                                                      23
  Introduction                                                  23
  Taxation of Annuities in General                              23
  Qualified Plans                                               25
  Individual Retirement Annuities                               25
Variable Account Voting Privileges                              26
Sales of the Certificates                                       26
Legal Proceedings                                               26
Inquiries by Certificate Owners                                 26
Table of Contents--Statement of Additional
    Information                                                 27
Appendix A--Telephone Instructions                              28

                                DEFINITIONS

Accumulation Unit: A unit of measurement which we use to calculate Variable Account Value.

Annuitant: The natural person on whose life annuity benefits are based and who will receive annuity payments starting on the Income Date.

Certificate Anniversary: Each anniversary of the Certificate Date.

Certificate Date: The date when the Certificate becomes effective.

Certificate Owner ("You"): The person(s) having the privileges of ownership defined in the Certificate.


Certificate Value: The Variable Account Value.

Certificate Withdrawal Value: The Certificate Value less any premium taxes and certificate maintenance charge.


Certificate Year: Each twelve-month period beginning on the Certificate Date and each Certificate Anniversary thereafter.

Company ("We", "Us", "Our", "Keyport"): Keyport Life Insurance Company.



Designated Beneficiary: The person designated to receive any death benefits under the Certificate.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.



In Force: The status of the Certificate before the Income Date so long as it is not totally surrendered, the Certificate Value under a Certificate does not go to zero, and there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Qualified Certificate: Certificates issued under Qualified Plans.


Qualified Plan: A retirement plan which receives special tax treatment under Section 408(b) or 408A of the Internal Revenue Code ("Code").


Variable Account: Variable Account A which is a separate investment account of the Company into which purchase payments under the Certificates may be allocated. The Variable Account is divided into Sub-accounts which invest in shares of an Eligible Fund.

Variable Account Value: The value of all Variable Account amounts accumulated under the Certificate prior to the Income Date.

Written Request: A request written on a form satisfactory to us, signed by you and a disinterested witness, and filed at our office.

                      SUMMARY OF CERTIFICATE FEATURES

Because this is a summary, it does not contain all of the information that may be important to you. You should read the entire prospectus and Statement of Additional Information before deciding to invest. Further, individual state requirements, which are different from the information in this prospectus, are described in supplements to this prospectus or in endorsements to the Certificates.

The Certificate


The Certificate is a flexible premium deferred variable annuity certificate. It is designed for retirement planning purposes. It allows you to allocate purchase payments to and receive annuity payments from the Variable Account.


The Variable Account is a separate investment account we maintain. If you allocate payments to the Variable Account, your accumulation values and annuity payments will fluctuate according to the investment performance of the Eligible Funds chosen.


Purchase of the Certificate

You may (except in Oregon) make multiple purchase payments. The minimum initial payment is $5,000. For individual retirement annuities the minimum payment is $2,000. The minimum amount for each subsequent payment is $1,000 or a lesser amount as we may permit from time to time which is currently $1,000. (See "Purchase Payments and Applications.")


Investment Choices

You can allocate and reallocate your investment among the Sub-accounts of the Variable Account which in turn invest in the Eligible Funds. Each Eligible Fund holds its assets separately from the assets of the other Eligible Funds. Each has its own investment objectives and policies described in the accompanying prospectuses for the Eligible Funds. Under the Certificate, the Variable Account currently invests in the following:


Manning and Napier Insurance Fund Inc. ("Manning and Napier Insurance
Fund")
     Manning and Napier Moderate Growth Portfolio ("MNMGP")
     Manning and Napier Growth Portfolio ("MNGP")
     Manning and Napier Maximum Horizon Portfolio ("MNMHP")
     Manning and Napier Small Cap Portfolio ("MNSCP")
     Manning and Napier Equity Portfolio ("MNEP")
     Manning and Napier Bond Portfolio ("MNBP")

SteinRoe Variable Investment Trust ("SteinRoe Trust")
     Stein Roe Money Market Fund, Variable Series ("SRMMF")


Fees and Charges


     Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge at an annual rate of .35% of your average daily net asset value in the Variable Account. (See
"Deductions for Mortality and Expense Risk Charge.")

     Certificate Maintenance Charge

We deduct an annual $35 certificate maintenance charge from Variable Account Value for administrative expenses. Prior to the Income Date, we reserve the right to change this charge for future years. In certain instances, we may waive this charge. (See "Deductions for Certificate Maintenance Charge.")

     Transfer Charge

Currently, there is no transfer charge. However, the Certificate permits us to charge you up to $25 for each transfer in excess of 12 in each year your Certificate is In Force.


     Premium Taxes

We charge premium taxes against your Certificate Value. Currently such premium taxes range from 0% to 5.0%. (See "Deductions for Premium Taxes.")

     Federal Income Taxes


You will not pay federal income taxes on the increases in the value of your Certificate. However, if you make a withdrawal, in the form of a lump sum payment, annuity payment, or make a gift or assignment you will be subject to federal income taxes on the increases in the value of your Certificate and may also be subject to a 10% federal penalty tax. (See "Tax Status.")


Free Look

Generally, you may revoke the Certificate by returning it to us within 10 days after you receive it. For most states, we will refund your Certificate Value, plus any distribution charges previously deducted, as of the date we receive the returned Certificate. You will bear the investment risk during the revocation period. In other states, we will return purchase payments. You may ask us for the rules that apply to your state. (See "Right to Revoke.")

                                 FEE TABLE

                  Certificate Owner Transaction Expenses

Sales Load Imposed on Purchases:                              0%

Maximum Contingent Deferred Sales Charge
  (as a percentage of purchase payments):                     0%
Maximum Total Certificate Owner Transaction Expenses1
  (as a percentage of purchase payments):                     0%
Certificate Maintenance Charge:                               $35


Variable Account Annual Expenses
  (as a percentage of average net assets)


Mortality and Expense Risk Charge:                           .35%
Total Variable Account Annual Expenses:                      .35%

    Manning & Napier Insurance Fund and SteinRoe Trust Annual Expenses2
                  (as a percentage of average net assets)

                  Management          Other             Total Fund
                    Fees             Expenses            Operating
                 (After Any        (After Any         Expenses (After
                Waiver and/or      Waiver and/or     Any Waiver and/or
Fund            Reimbursement)3    Reimbursement)3      Reimbursement)3
MNMGP            0.00% (1.00%)     1.20% (8.34%)       1.20%(9.43%)
MNGP             0.00% (1.00%)     1.20% (2.30%)       1.20%(3.30%)
MNMHP            0.00% (1.00%)     1.20% (7.43%)       1.20%(8.43%)
MNSCP            0.00% (1.00%)     1.20% (8.04%)       1.20%(9.04%)
MNEP             0.00% (1.00%)     1.20% (7.46%)       1.20%(8.46%)
MNBP             0.00% (0.50%)      .85% (8.51%)        .85%(9.01%)
SRMMF             .35%              .27%                .62%


THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


1We reserve the right to impose a transfer fee after prior notice to Certificate Owners. Currently we do not impose any charge. Premium taxes are not shown. We deduct the amount of premium taxes, if any, when paid unless we elect to defer such deduction.

2All Manning & Napier Insurance Fund and SteinRoe Trust expenses are for 1998. The Manning & Napier Insurance Fund expenses reflect the manager's agreement to reimburse expenses above certain limits (see footnote 3).

3The manager of Manning & Napier Insurance Fund has agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Eligible Fund of Manning & Napier Insurance Fund, so long as such reimbursement would not result in the Eligible Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: MNMGP 1.2%, MNGP 1.2%, MNMHP 1.2%, MNSCP 1.2%, MNEP 1.2%, MNBP .85%. The Manning & Napier Insurance Fund manager's fee waiver and assumption of expenses agreement is voluntary and may be terminated at any time. The total percentages shown in the table for MNMHP, MNSCP, MNEP, MNGP, MNMGP, and MNBP are after expense reimbursement. Each percentage shown in the parentheses is what the expenses would be without any expense reimbursement: for MNMGP--1.00% for management fees, 8.34% for other expenses and 9.34% for total expenses; for MNGP--1.00% for management fees, 2.30% for other expenses and 3.30% for total expenses; for MNMHP-- 1.00% for management expenses, 7.43% for other expenses and 8.43% for total expenses; for MNSCP--1.00% for management fees, 8.04% for other expenses and 9.04% for total expenses; for MNEP--1.00% for management fees, 7.46% for other expenses and 8.46% for total expenses; and for MNBP--0.50% for management fees, 8.51% for other expenses and 9.01% for total expenses.

The manager of SteinRoe Trust has agreed until April 30, 2000 to reimburse all expenses, including management fees, in excess of the following percentage of the average net assets of each Eligible Fund SteinRoe Trust:
SRMMF .65%. The SteinRoe Trust's manager was not required to reimburse expenses as of the date of this prospectus.


                                  EXAMPLE


If you surrender your Certificate at the end of the periods shown you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets.

Sub-Account        1 Year        3 Years        5 Years        10 Years
MNMGP               $16            $51            $91            $225
MNGP                 16             51             91             225
MNMHP                16             51             91             225
MNSCP                16             51             91             225
MNEP                 16             51             91             225
MNBP                 12             39             71             177
SRMMF                10             32             58             144


                   EXPLANATION OF FEE TABLE AND EXAMPLE


The purpose of the fee table is to illustrate the expense you may directly or indirectly bear under a Certificate. The table reflects expenses of the Variable Account as well as the Eligible Funds. You should read "Deductions" in this prospectus and the sections relating to expenses of the Eligible Funds in their prospectuses. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Certificate.

The example assumes you did not make any transfers. We reserve the right to impose a transfer fee after we notify you. Currently, we do not impose any transfer fee. Premium taxes are not shown. We deduct the amount of any premium taxes (which range from 0% to 5%) from Certificate Value upon full surrender, death or annuitization.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus "Management" in the prospectus for Manning & Napier Insurance Fund, and "How the Funds are Managed" in the prospectus for Stein Roe Trust.


                      CONDENSED FINANCIAL INFORMATION

                         Accumulation Unit Values*

             Accumulation     Accumulation     Number of
              Unit Value       Unit Value    Accumulation
               Beginning          End          Units End
Sub-Account     of Year         of Year         of Year      Year


MNMGP           11.350           12.018           0          1998
                10.104           11.350           0          1997
                10.000           10.104           0          1996

Available in 1996, 1997 and 1998 but no accumulation units were purchased

MNGP            12.171           12.379      36,884          1998
                10.244           12.171           0          1997
                10.000           10.244           0          1996

    Available in 1996 and 1997 but no accumulation units were purchased

MNMHP           12.861           13.316           0          1998
                10.434           12.861           0          1997
                10.000           10.434           0          1996

Available in 1996, 1997 and 1998 but no accumulation units were purchased

MNSCP           12.089           10.699          243         1998
                10.714           12.089          245         1997
                10.000           10.714          246         1996

MNEP            12.774           13.199           38         1998
                10.554           12.774          239         1997
                10.000           10.554          241         1996

MNBP            10.871           11.878           0          1998
                 9.934           10.871           0          1997
                10.000            9.934           0          1996

Available in 1996, 1997 and 1998 but no accumulation units were purchased

SRMMF           10.556           11.056           0          1998
                10.073           10.556           0          1997
                10.000           10.073           0          1996

Available in 1996, 1997 and 1998 but no accumulation units were purchased


* Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.


** Each $10.000 value is as of November 4, 1996, which is the date the Eligible Fund Sub-account first became available.


The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.

                          PERFORMANCE INFORMATION

The Variable Account may from time to time advertise certain performance information concerning its various Sub-accounts.

Performance information is not an indicator of either past or future performance of a Certificate.

The Sub-accounts may advertise total return information for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the Sub-account over a given period of time.


Average annual total return information shows the average annual compounding percentage applied to the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. This average annual total return reflects all historical investment results, less all Sub-account and Certificate charges and deductions. Average total return is not reduced by any premium taxes. Average total return would be less if these taxes were deducted.

In order to calculate average annual total return, we divide the change in value of a Sub-account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual compounding percentage change during the period.

The Sub-accounts may present additional total return information computed on a different basis:

The Sub-accounts may present total return information as described above except there are no Certificate deductions for the certificate maintenance charge and premium taxes. Because there are no charges deducted, the calculation is simplified. We divide the change in a Sub-account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-account at the beginning of the period. This computation results in a twelve-month change rate. For longer periods it is a total rate for the period. We annualize the total rate in order to obtain the average annual percentage change in the Accumulation Unit value. The percentages would be lower if these charges were included.

The SRMMF Sub-account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub-account refers to the income generated by an investment in the Sub-account over a specifically identified seven-day period. We annualize this income by assuming that the amount of income generated by the investment during that week is generated each week over a fifty-two week period and is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account and a Certificate but does not take into account premium tax charges. The yield would be lower if these charges were included.

We calculate the effective yield of the SRMMF Sub-account in a similar manner but, when annualizing the yield, we assume income earned by the Sub-account is reinvested. This compounding effect causes effective yield to be higher than yield.


                     KEYPORT AND THE VARIABLE ACCOUNT

We were incorporated in Rhode Island in 1957 as a stock life insurance company. Our executive and administrative offices are at 125 High Street, Boston, Massachusetts 02110. Our home office is at 695 George Washington Highway, Lincoln, Rhode Island 02865.


We write individual life insurance and individual and group annuity contracts on a non-participating basis. We are licensed to do business in all states except New York and are also licensed in the District of Columbia and the Virgin Islands. We are rated A (Excellent) by A.M. Best and Company, independent analysts of the insurance industry. Standard & Poor's ("S&P") rates us AA for very strong financial security, Moody's rates us A2 for good financial strength and Duff & Phelps rates us AA for very high claims paying ability. The Best's A rating is in the second highest rating category, which also includes a lower rating of A-. S&P and Duff & Phelps have one rating category above AA and Moody's has two rating categories above A. Within the S&P AA category, only AA+ is higher. The Moody's "2" modifier means that we are in the middle of the A category. The Duff & Phelps "-" modifier signifies that we are at the lower end of the AA category. These ratings reflect the opinion of the rating company as to our relative financial strength and ability to meet contractual obligations to our policyholders. Even though we hold the assets in the Variable Account separately from our other assets, our ratings may still be relevant to you since not all of our contractual obligations relate to payments based on those segregated assets.


We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that we have chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

We are indirectly owned by Liberty Financial Companies, Inc. and are ultimately controlled by Liberty Mutual Insurance Company of Boston, Massachusetts, a multi-line insurance and financial services institution.

We established the Variable Account pursuant to the provisions of Rhode Island Law on January 30, 1996. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

Obligations under the Certificates are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.

                    PURCHASE PAYMENTS AND APPLICATIONS


The initial purchase payment is due on the Certificate Date. The minimum initial purchase payment is $5,000, and $2,000 for individual retirement annuities. You may make additional purchase payments. Each subsequent purchase payment must be at least $1,000 or any lesser amount we may permit. We may reject any purchase payment or any application.


If your application for a Certificate is complete and amounts are to be allocated to the Variable Account, we will apply your initial purchase payment to the Variable Account within two business days of receipt. If the application is incomplete, we will notify you and try to complete it within five business days. If it is not complete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion.

We will send you a written notification showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error.

We will permit others to act on your behalf in certain instances, including:

     o We will accept an application for a Certificate signed by an attorney-in-fact if we receive a copy of the power of attorney with the application.

     o We will issue a Certificate to replace an existing life insurance or annuity policy that we or an affiliated company issued even though we did not previously receive a signed application from you.

Certain dealers or other authorized persons such as employers and Qualified Plan fiduciaries may inform us of your responses to application questions by telephone or by order ticket and cause the initial purchase payment to be paid to us. If the information is complete, we will issue the Certificate with a copy of an application containing that information. We will send you the Certificate and a letter so you may review the information and notify us of any errors. We may request you to confirm that the information is correct by signing a copy of the application or a Certificate delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Certificate is only to amounts so confirmed.

                    INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments


We will invest the purchase payments you applied to the Variable Account in the Eligible Fund Sub-accounts chosen by you. Your selection must specify the percentage of the purchase payment that is allocated to each Sub-account or must specify the asset allocation model selected. (See "Other Services, The Programs".) The percentage for each Sub-account, if not zero, must be at least 5% and a whole number. You may change the allocation percentages without fee, penalty or other charge. You must notify us in writing of your allocation changes unless you, your attorney-in-fact, or another authorized person have given us written authorization to accept telephone allocation instructions. By allowing us to accept telephone changes, you agree to accept and be bound by our current conditions and procedures. The current conditions and procedures are in Appendix A. We will notify you of any changes in advance.


The Variable Account is segmented into Sub-accounts. Each Sub-account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. We may add or withdraw Eligible Funds and Sub-accounts as permitted by applicable law.

Eligible Funds


The Eligible Funds are the separate funds listed within Manning & Napier Insurance Fund and the SteinRoe Trust. Keyport and the Variable Account may enter into agreements with other mutual funds for the purpose of making such mutual funds available as Eligible Funds under certain Certificates.


We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Sub-accounts in which the Eligible Funds invest. You bear the investment risk that those Sub-accounts possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-accounts of the Variable Account.


All the Eligible Funds are funding vehicles for variable annuity contracts and variable life insurance policies offered by our separate accounts. The Eligible Funds are also available for the separate accounts of insurance companies affiliated and unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Fund prospectuses under the following captions: Manning & Napier Insurance Fund - "Sales and Redemptions"; and the SteinRoe Trust - "The Trust".

Manning & Napier Advisors, Inc. ("Manning & Napier Advisors") acts as Manning & Napier Insurance Fund's investment adviser. Manning & Napier Advisors also is generally responsible for supervision of the overall business affairs of Manning & Napier Insurance Fund, including supervision of service providers to the Fund and direction of Manning & Napier Advisors' directors, officers or employees who may be elected as officers of Manning & Napier Insurance Fund to serve as such.

Stein Roe & Farnham Incorporated ("Stein Roe"), an affiliate is the investment adviser for the Eligible Fund of SteinRoe Trust.

We have briefly described the Eligible Funds below. You should read the current prospectus for the Eligible Funds for more details and complete information. The prospectus is available, at no charge, from a salesperson or by writing to us or by calling (800) 437-4466. The prospectus may also be obtained by writing Manning & Napier Insurance Fund, Inc. at P.O. Box 40610, Rochester, New York 14604, or calling (800) 466-3863.

Eligible Funds of Manning & Napier Insurance
Fund and Variable Account Sub-Accounts          Investment Objective

Manning & Napier Moderate Growth Portfolio      Seeks with equal emphasis
  (MNMGP Sub-account)                           long-term growth and
                                                preservation of capital.
Manning & Napier Growth Portfolio
  (MNGP Sub-account)                            Seeks long-term growth of
                                                capital. The secondary
                                                objective is the
                                                preservation of capital.
Manning & Napier Maximum Horizon Portfolio
  (MNMHP Sub-account)                           Seeks to achieve the high
                                                level of long-term
                                                capital growth typically
                                                associated with the stock
                                                market.
Manning & Napier Small Cap Portfolio
  (MNSCP Sub-account)                           Seeks to achieve long-
                                                term growth of capital by
                                                investing principally in
                                                the equity securities of
                                                small issuers.
Manning & Napier Equity Portfolio
  (MNEP Sub-account)                            Seeks long-term growth of
                                                capital.
Manning & Napier Bond Portfolio
  (MNBP Sub-account)                            Seeks to maximize total
                                                return in the form of
                                                both income and capital
                                                appreciation by investing
                                                in fixed income
                                                securities without regard
                                                to maturity.

Eligible Fund of SteinRoe Trust and
Variable Account Sub-Account                    Investment Objective

Stein Roe Money Market Fund, Variable Series    Seeks to provide high
  (SRMMF Sub-account)                           current income from
                                                short-term money market
                                                instruments while
                                                emphasizing preservation
                                                of capital and maintaining
excellent liquidity.


Transfer of Variable Account Value


You may transfer Variable Account Value from one Sub-account to another Sub-account.


We may charge a transfer fee and limit the number of transfers that you can make in a time period. Transfer limitations may prevent you from making a transfer on the date you select. This may result in your Certificate Value being lower than it would have been if you had been able to make the transfer.

Limits on Transfers

Currently, we do not limit the number of frequency of transfers. We do not charge a transfer fee for each transfer in excess of 12 in each Certificate Year, except as follows:

     o We impose a transfer limit of one transfer every thirty days, or such other period as we may permit, for transfers on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer, and

     o We limit each transfer to a maximum of $500,000, or such greater amount as we may permit. We treat all transfer requests for a Certificate made on the same day as a single transfer. We may treat as a single transfer all transfers you request on the same day for every Certificate you own. The total combined transfer amount is subject to the $500,000 limitation. If the total amount of the requested transfers exceeds $500,000, we will not execute any of the transfers, and

     o We treat as a single transfer all transfers made on the same day on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer.
        The $500,000 limitation applies to such transfers. If the total amount of the requested transfers exceeds $500,000, we will not execute any of the transfers.

If we have executed a transfer with respect to your Certificate as part of a multiple transfer request, we will not execute another transfer request for your Certificate for thirty days.


By applying these limitations we intend to protect the interests of individuals who do and those who do not engage in significant transfer activity among Sub-accounts. We have determined that the actions of individuals engaging in significant transfer activity may cause an adverse affect on the performance of the Eligible Fund for the Sub-account involved. The movement of values from one Sub-account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in fund transaction costs which all Certificate Owners must indirectly bear.


We will notify you prior to charging any transfer fee or a change in the limitation on the number of transfers. The fee will not exceed $25.


You must notify us in writing of your transfer requests unless you have given us written authorization to accept telephone transfer requests from you or your attorney-in-fact. By authorizing us to accept telephone transfer instructions, you agree to accept and be bound by our current conditions and procedures. The current conditions and procedures are in Appendix A. You will be given prior notification of any changes. A person acting on your behalf as an attorney-in-fact may make written transfer requests.


If we receive your transfer requests before 4:00 P.M. Eastern Time, we will initiate them at the close of business that day. We will initiate any requests received after that time at the close of the next business day. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

If you transfer 100% of any Sub-account's value, and the allocation formula for purchase payments on your application includes that Sub-account, the allocation formula for future purchase payments will automatically change unless you tell us otherwise.

Substitution of Eligible Funds and Other Variable Account Changes

If shares of any of the Eligible Funds are no longer available for investment by the Variable Account, or further investment in the shares of an Eligible Fund is no longer appropriate under the Certificate, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in the operation of the Variable Account and Eligible Funds:

     o  to operate the Variable Account in any form permitted by law;

     o to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;

     o to transfer any assets in any Sub-account to another or to one or more separate investment accounts, or to our general account;

     o  to add, combine or remove Sub-accounts in the Variable Account; and


     o to change how charges are assessed, so long as the total charges do not exceed the maximum amount that may be charged to the Variable Account and the Eligible Funds in connection with the Certificates.


                                DEDUCTIONS

Deductions for Certificate Maintenance Charge


We charge an annual certificate maintenance charge of $35 per Certificate Year. Before the Income Date we do not guarantee the amount of the certificate maintenance charge and may change it. This charge reimburses us for our expenses incurred in maintaining your Certificate.


On the Income Date, we will subtract a pro-rata portion of the charge due on the next Certificate Anniversary from the Variable Account Value. This pro-rata charge covers the period from the prior Certificate Anniversary to the Income Date. We will deduct the charge proportionally from each Sub-account based upon the value each Sub-account bears to the Variable Account Value.

Once annuity payments begin, the certificate maintenance charge is guaranteed not to increase. We will subtract this charge in equal parts from each annuity payment. For example, if annuity payments are monthly, then we will deduct one-twelfth of the annual charge from each payment.



Deductions for Mortality and Expense Risk Charge

Variable annuity payments fluctuate depending on the investment performance of the Sub-accounts. The payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. We guarantee the Death Benefits described in "Death Provisions". We also assume an expense risk since the certificate maintenance charge after the Income Date remains the same and does not change to reflect variations in expenses.


We deduct a mortality and expense risk charge from each Sub-account. The mortality and expense risk charge is equal, on an annual basis, to .35% of the average daily net asset value of each Sub-account. We deduct the charge both before and after the Income Date. We may deduct less than the full charge from Sub-account values attributable to Certificates issued to our employees and other persons specified in "Sales of the Certificates". Additionally, we may, in certain circumstances described in "Sales of the Certificates" offer to credit additional interest from our general account to a purchase payment upon receipt as an allowance for future deductions of the mortality and expense risk charge.


Deductions for Transfers of Variable Account Value

The Certificate allows us to charge a transfer fee. Currently, we do not charge such a fee. We will notify you prior to the imposition of any fee and the fee will not exceed $25.

Deductions for Premium Taxes

We deduct the amount of any premium taxes required by any state or governmental entity. Currently, we deduct premium taxes from Certificate Value upon full surrender, death or annuitization. The actual amount of any such premium taxes will depend, among other things, on the type of Certificate you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant, and the insurance tax laws of such states. Currently such premium taxes range from 0% to 5.0% of either total purchase payments or Certificate Value.

Deductions for Income Taxes


We will deduct income taxes from any amount payable under the Certificate that a governmental authority requires us to withhold. See "Income Tax Withholding".


Total Variable Account Expenses


Total Variable Account expenses you will incur will be the certificate maintenance charge and the mortality and expense risk charge.


The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. The prospectus for the Eligible Fund describes these deductions and expenses.

                              OTHER SERVICES


The Program. We offer the following investment related program which is available only prior to the Income Date:

    o  systematic withdrawal program.

This program has its own requirements, as discussed below. We reserve the right to terminate the program.

If you have submitted a telephone authorization form, you may make certain changes by telephone. We describe the current conditions and procedures in Appendix A.

Systematic Withdrawal Program. To the extent permitted by law, if you enroll in the systematic withdrawal program, we will make monthly, quarterly, semi-annual or annual distributions of a set dollar amount directly to you. We will treat such distributions for federal tax purposes as any other withdrawal or distribution of Certificate Value. You may specify the amount of each partial withdrawal, subject to a minimum of $100. You may make systematic withdrawals from any Sub-accounts.

Unless you specify the Sub-account(s) from which you want withdrawals of Certificate Value made, or if the amount in a specified Sub-account is less than the predetermined amount, we will make withdrawals under the program in the manner specified for partial withdrawals in "Partial Withdrawals and Surrender." We will process all Sub-account withdrawals under the program by canceling Accumulation Units equal in value to the amount to be distributed to you.


                             THE CERTIFICATES

Variable Account Value

The Variable Account Value for a Certificate is the sum of the value of each Sub-account where you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Certificate and the appropriate Sub-account. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment.

Valuation Periods

We determine the value of the Variable Account each valuation period using the net asset value of the Eligible Fund shares. A valuation period is the period beginning at 4:00 P.M. (EST) which is the close of trading on the New York Stock Exchange and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net Investment Factor

Your Variable Account Value will fluctuate with the investment results of the underlying Eligible Funds you have selected. In order to determine how these fluctuations affect value, we use an Accumulation Unit value. Each Sub-account has its own Accumulation Units and value per unit. We determine the unit value applicable during any valuation period at the end of that period.

When we first purchased Eligible Fund shares on behalf of the Variable Account, we valued each Accumulation Unit at a specified dollar amount. The Unit value for each Sub-account in any valuation period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from valuation period to valuation period. We calculate a net investment factor for each Sub-account according to the following formula (a b) - c, where:

(a)  is equal to:

    (i) the net asset value per share of the Eligible Fund at the end of the valuation period; plus

    (ii) the per share amount of any distribution the Eligible Fund made if the "ex-dividend" date occurs during that same valuation period.

(b) is the net asset value per share of the Eligible Fund at the end of the prior valuation period.

(c)  is equal to:


    (i) the valuation period equivalent of the daily mortality and expense risk charge; plus


    (ii) a charge factor for any tax provision established by us as a result of the operations of that Sub-account.

Modification of the Certificate

Only our President or Secretary may agree to alter the Certificate or waive any of its terms. A change may be made to the Certificate if there have been changes in applicable law or interpretation of law. Any changes will be made in writing and with your consent, except as may be required by applicable law.

Right to Revoke


You may return the Certificate within 10 days after you receive it by delivering or mailing it to us or Manning & Napier Insurance Fund, Inc., P.O. Box 40610, Rochester, New York, 14604. The postmark on a properly addressed and postage-prepaid envelope determines if a Certificate is returned within the period. We will treat the returned Certificate as if we never issued it and will refund either the Certificate Value or purchase payments, whichever is required by state law.

If we deliver your Certificate to you in California and you are age 60 or older, you may return the Certificate to us, Manning & Napier Insurance Fund's office, or to the agent from whom you purchased it. If you return the Certificate within 30 days after you receive it, we will refund the Certificate Value.


              DEATH PROVISIONS FOR NON-QUALIFIED CERTIFICATES


Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant. If while the Certificate is In Force, you or any Joint Certificate Owner dies, or if the Annuitant dies when a non-natural person (such as a trust) owns the Certificate, we will treat the Designated Beneficiary as the Certificate Owner after such a death.

If the decedent's surviving spouse is the sole Designated Beneficiary, he or she will automatically become the new sole primary Certificate Owner as of the decedent's date of death. If the decedent was the Annuitant, the new Annuitant will be any living contingent annuitant, otherwise the surviving spouse. The Certificate can stay In Force until another death occurs. Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.


In all other cases, the Certificate may remain In Force for a period not to exceed five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial surrenders or the right to totally surrender the Certificate for its surrender value. If the Certificate is still in effect at the end of the five-year period, we will automatically end it by paying the Certificate Value to the Designated Beneficiary. If the Designated Beneficiary is not then alive, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

The Covered Person under this paragraph shall be the decedent if he or she is the first to die among you, any joint Certificate Owner or Annuitant. If there is a non-natural Certificate Owner such as a trust, the Annuitant shall be the Covered Person.


Upon the death of the Covered Person, we will increase the Certificate Value so that it equals the death benefit amount if it is less than the death benefit amount ("DBA"). The DBA at issue is the initial purchase payment. Thereafter, it is the prior death benefit plus any additional purchase payments, less any partial withdrawals and any applicable surrender charges.


When we receive due proof of the Covered Person's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.


We allocate the amount credited, if any, to the Variable Account based on the purchase payment allocation selection in effect when we receive due proof of death. If the Designated Beneficiary does not surrender the Certificate, it will continue for the time period specified above.


Payment of Benefits. Instead of receiving a lump sum, you or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:

     o the first payment to the Designated Beneficiary must be made no later than one year after the date of death;

     o payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and

     o any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time during which the remaining payments are to be made.


Death of Certain Non-Certificate Owner Annuitant. These provisions apply if, while the Certificate is In Force, the Annuitant dies, the Annuitant is not the Certificate Owner, or joint Certificate Owner and the Certificate Owner is a natural person. The Certificate will continue after the Annuitant's death. The new Annuitant will be any living contingent annuitant, otherwise you. If the Annuitant dies before you and any joint Certificate Owner, then the Annuitant is the Covered Person and we will increase the Certificate Value, as provided below, if it is less than the DBA, as defined above.

When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value is less than the DBA, we will increase the Certificate Value by the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death. We allocate the amount credited, if any, to the Variable Account based on the purchase payment allocation selection in effect when we receive due proof of death.


                DEATH PROVISIONS FOR QUALIFIED CERTIFICATES


Death of Annuitant. If the Annuitant dies while the Certificate is In Force, the Designated Beneficiary will control the Certificate. We will increase the Certificate Value, as provided below, if it is less than the DBA as defined above. When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death. We will allocate the amount credited, if any, to the Variable Account based on the purchase payment allocation selection in effect when we receive due proof of death.

If the Designated Beneficiary does not surrender the Certificate, it may continue for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its Certificate Withdrawal Value. If the Certificate is still in effect at the end of the period, we will automatically end it then by paying the Certificate Withdrawal Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.


Payment of Benefits. You or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:

     o the first payment to the Designated Beneficiary must be made no later than one year after the date of death;

     o payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and

     o any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                           CERTIFICATE OWNERSHIP

The Certificate Owner shall be the person designated in the application and you may exercise all the rights of the Certificate. Joint Certificate Owners are permitted. Contingent Certificate Owners are not permitted.

You may direct us in writing to change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. An irrevocably-named person may be changed only with the written consent of that person.

Because a change of Certificate Owner by means of a gift may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. You should consult the plan administrator and a competent tax adviser as to the tax consequences resulting from such a transfer.

                                ASSIGNMENT

You may assign the Certificate at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. A Qualified Certificate may have limitations on your ability to assign the Certificate.

Because an assignment may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from any such assignment.

                     PARTIAL WITHDRAWALS AND SURRENDER


You may make partial withdrawals from the Certificate by notifying us in writing. The minimum withdrawal amount is $300. We may permit a lesser amount with the systematic withdrawal program. If the Certificate Value after a partial withdrawal would be below $2,500, we will treat the request as a withdrawal of only the amount over $2,500. Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value.


You may totally surrender the Certificate by notifying us in writing. Surrendering the Certificate will end it. Upon surrender, you will receive the Certificate Withdrawal Value.

We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you may purchase for yourself an annuity payment option with any surrender benefit of at least $5,000. If the Certificate Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not surrender annuity options based on life contingencies after annuity payments have begun. You may surrender Option A, described in "Annuity Options" below, which is not based on life contingencies, if you have selected a variable payout.

Because of the potential tax consequences of a full or partial surrender, you should consult a competent tax adviser regarding a surrender.

                            ANNUITY PROVISIONS

Annuity Benefits


If the Annuitant is alive on the Income Date and the Certificate is In Force, we will begin payments under the annuity option or options you have chosen. We determine the amount of the payments on the Income Date by: applying the payments to the option you choose for your Certificate Value and subtracting any premium taxes not previously deducted and any applicable certificate maintenance charge.


Annuity Option and Income Date


You may select an Annuity Option and Income Date at the time of application. If you do not select an Annuity Option, we will automatically choose Option B. If you do not select an Income Date for the Annuitant, the Income Date will automatically be the earlier of:


     o the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary, and

     o  any maximum date permitted under state law.

Change in Annuity Option and Income Date

You may choose or change an Annuity Option or the Income Date by writing us at least 30 days before the Income Date. However, any Income Date must be:

     o for fixed annuity options, not earlier than the first Certificate Anniversary; and

     o  not later than the earlier of
       (i) the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary and
       (ii) any maximum date permitted under state law.

Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.


You may arrange other options if we agree. Each option is available in two forms -- as a variable annuity for use with the Variable Account and as a fixed annuity for use with our general account. Variable annuity payments will fluctuate. Fixed annuity payments will not fluctuate. We will determine the dollar amount of each fixed annuity payment by:

     (o) deducting from the Certificate Value any premium taxes not previously deducted and any applicable certificate maintenance charge;

     (o) then dividing the remainder by $1,000; and

     (o) multiplying the result by the greater of:

         (i) the applicable factor shown in the appropriate table in the Certificate; or
         (ii) the factor we currently offer at the time annuity payments begin.

We may base this current factor on the sex of the payee unless we are prohibited by law from doing so.


If you do not select an Annuity Option we will automatically apply Option
B. Unless you choose otherwise, we will apply Variable Account Value, (less any premium taxes not previously deducted and less any applicable certificate maintenance charge) to a variable annuity option. The same amount applied to a variable option and a fixed option will produce a different initial annuity payment and different subsequent payments.


The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any variable or fixed option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested in writing quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to a period that will result in each payment being at least $100.


Option A: Income For a Fixed Number of Years. We will pay an annuity for a chosen number of years, not less than 5 nor more than 50. You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment. We refer to Option A as Preferred Income Plan (PIP). At any time while we are making variable annuity payments, the payee may elect to receive the following amount: the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option (for the variable annuity this interest rate is 6% per year (5% per year for Oregon and Texas Certificates), unless at the time you chose Option A you selected 3% per year in writing). Instead of receiving a lump sum, the payee may elect another payment option.


If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:

     o we will continue payments during the remainder of the period to the successor payee; or

     o the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 6% per year (5% per year for Oregon and Texas Certificates), unless the payee chose 3% per year at the time the option was selected.

The mortality and expense risk charge is deducted during the Option A payment period if a variable payout has been selected, but we have no mortality risk during this period.

You may choose a "level monthly" payment option for variable payments under Option A. Under this option, we convert your annual payment into twelve equal monthly payments. Thus the monthly payment amount changes annually instead of monthly. We will determine each annual payment as described below in "Variable Annuity Payment Values", place each annual payment in our general account, and distribute it in twelve equal monthly payments. The sum of the twelve monthly payments will exceed the annual payment amount because of an interest rate factor we use, which will vary from year to year. If the payments are commuted, (1) we will use the commutation method described above for calculating the present value of remaining annual payments and (2) use the interest rate that determined the current twelve monthly payments to commute any unpaid monthly payments.

See "Annuity Payments" for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. We will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:


     o we will continue payments during the remainder of the period to the successor payee; or

     o such successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 6% per year (5% per year for Oregon and Texas Certificates), unless the payee had chosen 3% per year at the time the option was selected.


The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. We will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment or to receive only two annuity payments if both payees die after receipt of the second payment and so on.

Variable Annuity Payment Values

We determine the amount of the first variable annuity payment by using an annuity purchase rate based on an assumed annual investment return of 6% per year (5% per year for Oregon and Texas Certificates), unless you choose 3% in writing. Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the mortality and expense risk charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to:


     o  the sum of all Sub-account payments; less

     o  the pro-rata amount of the annual certificate maintenance charge.


Currently, there is no limit on the number of times or the frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the variable annuity payments.

Proof of Age, Sex, and Survival of Annuitant

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.

                          SUSPENSION OF PAYMENTS


We reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:

     o the New York Stock Exchange is closed other than customary weekend or holiday closings;
     o   trading on the Exchange is restricted;
     o an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or
     o the Securities and Exchange Commission permits delay for the protection of security holders. The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the two conditions described above exist.


                             YEAR 2000 MATTERS

Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the year 2000. This potential problem has become known as the "Year 2000 issue". The Year 2000 issue affects virtually all companies and organizations.

Computer applications that are affected by the Year 2000 issue could impact our business functions in various ways, ranging from a complete inability to perform critical business functions to a loss of productivity in varying degrees. Likewise, the failure of some computer applications could have no impact on critical business functions.

We are assessing and addressing the Year 2000 issue by implementing a four-step plan. The first two steps involve conducting an inventory of all computer applications which support our business functions and prioritizing computer applications which are affected by the Year 2000 issue, based upon the degree of impact each application has on the functioning of our business units. The first two steps of the plan are substantially complete.


The final two steps of the four-step plan involve repairing and replacing affected computer programs and testing them for Year 2000 readiness. For computer applications which are "mission critical" (i.e., their failure would result in our complete inability to perform critical business functions), we expect to complete the final two steps of the plan by June 30, 1999. We expect to complete the repair and replacement of non-critical computer applications by December 31, 1999.


We believe the Year 2000 issue could have a material impact on our operations if we do not implement the four-step plan in a timely manner. However, based upon our progress, we believe we will meet our timetable, and the Year 2000 issue will not pose significant operational problems for our computer systems.

We do not expect the cost of addressing the Year 2000 issue to be material to our financial condition or results of operations.

                                TAX STATUS

Introduction

This discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. Moreover, this discussion is based upon our understanding of current federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

The Certificate is for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Certificate Value, on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which you purchase the Certificate and upon the tax and employment status of the individual concerned.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial surrender, an assignment or gift of the Certificate, or annuity payments. A trust or other entity owning a Non-Qualified Certificate, other than as an agent for an individual, is taxed differently; increases in the value of a Certificate are taxed yearly whether or not a distribution occurs.

Surrenders, Assignments and Gifts. If you fully surrender your Certificate, the portion of the payment that exceeds your cost basis in the Certificate is subject to tax as ordinary income. For Non-Qualified Certificates, the cost basis is generally the amount of the purchase payments made for the Certificate. For Qualified Certificates, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special 5-year income averaging for lump-sum distributions received before January 1, 2000. A Designated Beneficiary receiving a lump sum surrender benefit after your death or the death of the Annuitant is taxed on the portion of the amount that exceeds your cost basis in the Certificate. If the Designated Beneficiary elects to receive annuity payments within 60 days of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds purchase payments. Then, to the extent the Certificate Value does not exceed purchase payments, such withdrawals are treated as a non-taxable return of principal to you. For partial withdrawals under a Qualified Certificate, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Certificates is generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

If you assign or pledge a Non-Qualified Certificate, you will be treated as if you had received the amount assigned or pledged. You will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Certificate to anyone other than your spouse, you are treated for income tax purposes as if you had fully surrendered the Certificate.

A special computational rule applies if we issue to you, during any calendar year, two or more Certificates, or one or more Certificates and one or more of our other annuity contracts. Under this rule, the amount of any distribution includable in your gross income is determined under
Section 72(e) of the Code. All of the contracts will be treated as one contract. We believe this means the amount of any distribution under any one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum of each contract's cost basis.


Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values by the total number of expected payments. We determine the non-taxable portion of each fixed annuity payment with an "exclusion ratio" formula which establishes the ratio that the cost basis of your values allocated to fixed payments bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.


With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in our general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received:

     o  after the taxpayer attains age 59-1/2;

     o in a series of substantially equal payments made for life or life expectancy;

     o after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the Annuitant);

     o  if the taxpayer becomes totally and permanently disabled; or

     o under a Non-Qualified Certificate's annuity payment option that provides for a series of substantially equal payments; provided only that one purchase payment is made to the Certificate, that the Certificate is not issued as a result of a Section 1035 exchange, and that the first annuity payment begins in the first Certificate Year.


Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply.


Section 1035 Exchanges. You may purchase a Non-Qualified Certificate with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:


     o the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified
        Certificates";

     o purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and

     o purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:

        (i)   the penalty tax does not apply to any distribution;
        (ii) partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and
        (iii) assignments are not treated as surrenders subject to taxation.

We base our understanding of the above principally on legislative reports prepared by the Staff of the Congressional Joint Committee on Taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Certificate as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate will not be treated as an annuity contract. As a consequence, income earned on a Certificate would be taxable to you in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years. As a further consequence, we would be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which your control of the investments of a segregated asset account may cause you, rather than us, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Certificate. We, however, have reserved certain rights to alter the Certificate and investment alternatives so as to comply with such regulations. Since no regulations have been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, you are urged to consult with your tax adviser.

Qualified Plans


The Certificate is for use with Qualified Plans. The tax rules applicable to participants in Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Certificate with Qualified Plans. Participants under a Qualified Plan as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Certificate issued in connection therewith. Following is a brief description of the type of Qualified Plans and of the use of the Certificate in connection with them. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.


Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a
Section 408(b) Individual Retirement Annuity.



                    VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

You have the voting interest under a Certificate prior to the Income Date. The number of shares held in each Sub-account which are attributable to you is determined by dividing your Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.

                         SALES OF THE CERTIFICATES


Keyport Financial Services Corp. ("KFSC"), our subsidiary, serves as the principal underwriter for the Certificate described in this prospectus. Salespersons who represent us as variable annuity agents will sell the Certificates. Such salespersons are also registered representatives of broker/dealers who have entered into distribution agreements with KFSC. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at 125 High Street, Boston, Massachusetts 02110. A dealer selling the Certificate receives no commission.


                             LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. We are engaged in various kinds of routine litigation which, in our judgment, is not of material importance in relation to our total capital and surplus.

                      INQUIRIES BY CERTIFICATE OWNERS


You may write us with questions about your Certificate at 125 High Street, Boston, MA 02110, or call (800) 367-3653 or write Manning & Napier Insurance Fund, Inc. at P.O. Box 40610, Rochester, New York 14604 or call
(800) 466-3863.


          TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


                                                        Page
Keyport Life Insurance Company                            2
Variable Annuity Benefits                                 2
  Variable Annuity Payment Values                         2

  Re-Allocating Sub-account Payments                      3
  Custodian                                               4
Principal Underwriter                                     4
Experts                                                   4
Investment Performance                                    4
  Yields for Stein Roe Money Market Fund Sub-account      5
Financial Statements                                      6
  Variable Account A                                      7
  Keyport Life Insurance Company                          37

                                APPENDIX A


                          TELEPHONE INSTRUCTIONS

Telephone Transfers of Certificate Values


1. If there are joint Certificate Owners, both must authorize us and Manning & Napier Insurance Fund, Inc. ("Manning & Napier Insurance Fund") to accept telephone instructions but either Certificate Owner may give us telephone instructions.

2. All callers must identify themselves. We reserve the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to our or Manning & Napier Insurance Fund's satisfaction.

3. Neither we, Manning & Napier Insurance Fund, nor any person acting on our or its behalf shall be subject to any claim, loss, liability, cost or expense if we or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent. However, we and/or Manning & Napier Insurance Fund will employ reasonable procedures to confirm that a telephone instruction is genuine and, if we and/or Manning & Napier Insurance Fund does not, we and/or Manning & Napier Insurance Fund may be liable for losses due to an unauthorized or fraudulent instruction. You thus bear the risk that an unauthorized or fraudulent instruction executed may cause your Certificate Value to be lower than it would be had no instruction been executed.

4. We record all conversations with disclosure at the time of the call.

5. The application for the Certificate may allow you to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, we will treat such power as durable in nature and it shall not be affected by your subsequent incapacity, disability or incompetency. Either we, Manning & Napier Insurance Fund or the authorized person may cease to honor the power by sending written notice to you at your last known address. Neither we, Manning & Napier Insurance Fund nor any person acting on our behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6. Telephone authorization shall continue in force until:

    o we and/or Manning & Napier Insurance Fund receive your written revocation,
    o we and/or Manning & Napier Insurance Fund discontinues the privilege, or
    o we and/or Manning & Napier Insurance Fund receives written evidence that you have entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. If we receive telephone transfer instructions at 800-367-3653 and/or Manning & Napier Insurance Fund at (800) 466-3863 before the 4:00 P.M. Eastern Time close of trading on the New York Stock Exchange they will be initiated that day based on the unit value prices calculated at the close of that day. Instructions received after the close of trading on the NYSE will be initiated the following business day.

8. Once we and/or Manning & Napier Insurance Fund accept instructions, they may not be canceled.

9. You must make all transfers in accordance with the terms of the Certificate and current prospectus. If your transfer instructions are not in good order, we and/or Manning & Napier Insurance Fund will not execute the transfer and will notify the caller within 48 hours.

10. If you transfer 100% of any Sub-account's value and the allocation formula for purchase payments includes that Sub-account, then we will change the allocation formula for future purchase payments accordingly unless we receive telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-account A and 50% to Sub-account B and you transfer all of Sub-account A's value to Sub-account B we will change the allocation formula to 100% to Sub-account B unless you instruct us otherwise.


Telephone Changes to Purchase Payment Allocation Percentages


Numbers 1-6 above are applicable.

                              Distributed by:
                     Keyport Financial Services Corp.
                  125 High Street, Boston, MA 02110-2712


                                Issued by:
                      Keyport Life Insurance Company
                  125 High Street, Boston, MA 02110-2712



[ ] Yes. I would like to receive the Manning & Napier Variable Annuity Statement of Additional Information.
[ ] Yes. I would like to receive the Manning & Napier Insurance Fund, Inc. Statement of Additional Information.

[ ] Yes. I would like to receive the SteinRoe Variable Investment Trust Statement of Additional Information.

Name

Address

City  State  Zip

                            BUSINESS REPLY MAIL
                             FIRST CLASS MAIL
                              PERMIT NO. 6719
                                BOSTON, MA

                              POSTAGE WILL BE
                             PAID BY ADDRESSEE

                        KEYPORT LIFE INSURANCE CO.
                              125 HIGH STREET
                           BOSTON, MA 02110-9773


                                NO POSTAGE
                                 NECESSARY
                                 IF MAILED
                                  IN THE
                               UNITED STATES

                                  PART B

                    STATEMENT OF ADDITIONAL INFORMATION

              GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                    DEFERRED VARIABLE ANNUITY CONTRACT
                                 ISSUED BY
                            VARIABLE ACCOUNT A
                                    OF
                KEYPORT LIFE INSURANCE COMPANY ("Keyport")




This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Manning & Napier Variable Annuity prospectus dated May 3, 1999. This SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Keyport at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466. It may also be obtained by writing Manning & Napier Insurance Fund, Inc. at P.O. Box 40610, Rochester, New York 14604, or by calling
(800) 466-3868.




                             TABLE OF CONTENTS


                                                                        Page

Keyport Life Insurance Company.............................................2
Variable Annuity Benefits..................................................2
  Variable Annuity Payment Values..........................................2

  Re-Allocating Sub-Account Payments.......................................3
Custodian................... ..............................................4
Principal Underwriter......................................................4
Experts....................................................................4
Investment Performance.....................................................4
  Yields for Stein Roe Money Market Sub-Account............................5
Financial Statements.......................................................6
  Variable Account A.......................................................7
  Keyport Life Insurance Company...........................................37



The date of this statement of additional information is May 3, 1999.




mn1999.sai

                      KEYPORT LIFE INSURANCE COMPANY


Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company, is the ultimate corporate parent of Keyport. Liberty Mutual ultimately controls Keyport through the following intervening holding company subsidiaries: Liberty Mutual Equity Corporation, LFC Holdings Inc., Liberty Financial Companies, Inc. ("LFC") and SteinRoe Services, Inc. Liberty Mutual, as of December 31, 1998, owned, indirectly, approximately 72% of the combined voting power of the outstanding stock of LFC (with the balance being publicly held). For additional information about Keyport, see page 6 of the prospectus.


                         VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, the total dollar amount of each periodic payment will be equal to: (a) the sum of all Sub-account payments; less (b) the pro-rata amount of the annual Certificate Maintenance Charge.

The first payment for each Sub-Account will be determined by deducting any applicable Certificate Maintenance Charge and any applicable state premium taxes and then dividing the remaining value of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Certificate's annuity table for the particular payment option; or
(b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Keyport first purchased Eligible Fund shares on behalf of the Variable Account, Keyport valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Keyport calculates a net investment factor for each Sub-Account by dividing (a) by (b), where:


   (a)  is equal to the net investment factor as defined in the prospectus;
        and

   (b)  is the assumed investment factor for the current Valuation Period.
        The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate (AIR). The AIR for Annuity Units based on the Certificate's annuity tables is 6% per year (5% per year for Oregon and Texas Certificates). An AIR of 3% per year is also available upon Written Request.


With  a  particular  AIR, payments after the first  one  will  increase  or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of a 6% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 9%, 6%, 3%, or 0%
between the time of the first and second payments. With an actual 9% return, the 3% AIR and 6% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 6% return, the 3% AIR payment would increase in amount while the 6% AIR payment  would  stay the same.  With an actual return of  3%,  the  3%  AIR payment would stay the same while the 6% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 3% AIR and 6% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 6% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 6% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 6% AIR payment amount.

Re-Allocating Sub-Account Payments


The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport to change the Sub-Account(s) used to determine the amount of the variable annuity payments once every 6 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 10% and must be a whole number. At the end of the Valuation Period during which Keyport receives the request, Keyport will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.


                                 CUSTODIAN

The custodian of the assets of the Variable Account is State Street Bank and Trust Company, a state chartered trust company. Its principal office is at 225 Franklin Street, Boston, Massachusetts.

                           PRINCIPAL UNDERWRITER

The   Contract  and  Certificates,  which  are  offered  continuously,  are distributed by Keyport Financial Services Corp. ("KFSC"), a wholly-owned subsidiary of Keyport.

                                  EXPERTS


The consolidated financial statements of Keyport Life Insurance Company at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the financial statements of Keyport Life Insurance Company-Variable Account A at December 31, 1998 and for each of the two years in the period ended December 31, 1998, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                          INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as sales charges or administrative charges) that are deducted directly from Certificate values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade
Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.


Yields for Stein Roe Money Market Sub-Account

Yield and effective yield percentages for the Stein Roe Money Market Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. Both yields reflect the deduction of the annual 0.35% asset-based Certificate charge. Both yields also reflect, on an allocated basis, the Certificate's annual $35 Certificate Maintenance Charge. Both yields do not reflect premium tax charges. The yields would be lower if these charges were included. The following are the standardized formulas:


Yield equals:   (A - B - 1) x   365
                   C             7


Effective Yield Equals:   (A - B)365/7 - 1
                             C


Where:

     A =  the Accumulation Unit value at the end of the 7-day period.


     B = hypothetical Certificate Maintenance Charge for the 7-day period. The assumed annual Stein Roe Money Market Sub-Account charge is equal  to  the $35 Certificate charge multiplied by  a  fraction equal
          to the average number of Certificates with Stein Roe Money Market Sub-Account value during the 7-day period divided by the average
           total  number  of  Certificates during the 7-day  period.   This
annual
          amount is converted to a 7-day charge by multiplying it by 7/365. It is then equated to an Accumulation Unit size basis by multiplying it by a fraction equal to the average value of one Stein Roe Money Market Sub-Account Accumulation Unit during the 7-day period divided by the average Certificate Value in Stein Roe Money Market Sub-Account during the 7-day period.


     C =  the Accumulation Unit value at the beginning of the 7-day period.


The yield formula assumes that the weekly net income generated by an investment in the Stein Roe Money Market Sub-Account will continue over an entire year. The effective yield formula also annualizes seven days of net income but it assumes that the net income is reinvested over the year. This compounding effect causes effective yield to be higher than the yield.

For the 7-day period ended 12/31/98 the yield for the Stein Roe Money Market Sub-Account was 3.46% and the effective yield was 3.52%.


                           FINANCIAL STATEMENTS

The financial statements of the Variable Account and Keyport Life Insurance Company are included in the statement of additional information. The consolidated financial statements of Keyport Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                      Report of Independent Auditors


To the Board of Directors of Keyport Life Insurance Company and Contract Owners of Variable Account A


We have audited the accompanying statement of assets and liabilities of Keyport Life Insurance Company-Variable Account A as of December 31, 1998, and the related statement of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Keyport Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Life Insurance Company - Variable Account A at December 31, 1998 and the results of its operations and changes in net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.




Boston, Massachusetts                            /s/Ernst & Young LLP
March 12, 1999

            KEYPORT LIFE INSURANCE COMPANY -VARIABLE ACCOUNT A
                    Statement of Assets and Liabilities
                             December 31, 1998

Assets
 Investments at market value:
  AIM Variable Insurance Funds, Inc.
   AIM Capital Appreciation - 6B  379 shares (cost $8,974)   $      9,554
   AIM Growth Fund - 6E   8,146 shares (cost $186,384)            202,010
   AIM International Equity - 6F 16,572 share (cost $310,852)     325,136

  Alger American Fund
   Alger American Growth Portfolio - 417,273 shares
     (cost $18,676,912)                                        22,207,260
   Alger American Small Capitalization Portfolio - 196,871
     shares (cost $8,130,968)                                   8,656,431

  Alliance Variable Products Series Fund, Inc.
   Alliance Global Bond Portfolio - 927,269 shares
     (cost $10,847,338)                                        11,516,687
   Alliance Premier Growth Portfolio - 1,731,558 shares
     (cost $44,053,572)                                        53,730,245
   Alliance Growth & Income - 25,632 shares (cost $503,344)       559,796
   Alliance Real Estate- 12,184 shares (cost $121,561)            119,161

  MFS Variable Insurance Trust
   MFS Emerging Growth Series - 894,367 shares
     (cost $15,706,134)                                        19,202,062
   MFS Bond Series - 75,777 shares (cost $852,491)                862,341
   MFS Research Series - 1,419,949 shares (cost $23,550,261)   27,050,035

  Manning & Napier Insurance Fund, Inc.
   Manning & Napier Small Cap Portfolio - 311  shares
     (cost $2,986)                                                  2,602
   Manning & Napier Growth Portfolio - 38,370 shares
     (cost $484,706)                                              456,597
   Manning & Napier Equity Portfolio - 257  shares
     (cost $2,687)                                                  3,139

  SteinRoe Variable Investment Trust
   SteinRoe Money Market Fund -  30,900,827 shares
     (cost $30,900,827)                                        30,900,827
   SteinRoe Special Venture Fund - 458,531 shares
     (cost $7,115,633)                                          6,245,190
   SteinRoe Balanced Fund - 3,016,489  shares
     (cost $47,584,545)                                        51,702,622
   SteinRoe Mortgage Securities Fund - 2,386,633 shares
     (cost $25,382,097)                                        25,751,769
   SteinRoe Growth Stock Fund - 714,362 shares
     (cost $25,625,516)                                        31,096,195

  Liberty Variable Investment Trust
   Colonial Growth and Income Fund - 3,024,919 shares
     (cost $47,587,882)                                        49,578,423
   SteinRoe Global Utilities Fund - 1,173,402 shares
     (cost $14,746,249)                                        16,146,012
   Colonial International Fund for Growth - 16,949,331
     shares (cost $33,598,287)                                 33,898,662

   Colonial Strategic Income Fund - 4,422,610 shares
     (cost $50,766,366)                                        49,002,513
   Colonial U.S. Stock Fund - 3,037,545 shares
     (cost $52,955,373)                                        57,075,468
   Colonial High Yield Securities Fund -101,476 shares
     (cost $979,969)                                              944,743
   Colonial Small Cap Value Fund - 5,363 shares
     (cost $42,018)                                                46,067
   Newport Tiger Fund - 2,731,285 shares (cost $5,050,529)      4,288,118
   Liberty All-Star Equity Fund - 3,482,795 shares
     (cost $14,157,767)                                        41,445,264

     Total assets                                             543,024,929

Liabilities
  Due to Keyport Life Insurance Company (Note 2)                  (26,722)

     Net assets                                              $542,998,207

Net assets
  Variable annuity contracts (Note 5)                        $450,011,371
  Annuity reserves (Note 2)                                    70,314,564
  Retained by Keyport Life Insurance Company (Note 2)          22,672,272

     Net assets                                              $542,998,207

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                             AIM Capital       AIM
                         Appreciation - 6B*  Growth - 6E *
                                1998           1998
Income
 Dividends                  $      256   $     8,896
 Expenses (Note 3)
  Mortality and expense
   risk and administrative
   charges                         105         2,217
 Net investment income
   (expense)                       151         6,679
 Realized gain (loss)                1           186
 Unrealized appreciation
   (depreciation) during
   the period                      580        15,627
 Net increase (decrease)
   in net assets from
   operations                      732        22,492

 Purchase payments from
   contract owners               8,742       166,041
 Transfers between accounts         80        13,477
 Contract terminations
   and annuity payouts             -             -
 Other transfers to
   Keyport Life Insurance
   Company                         -             -
 Net increase (decrease)
   in net assets from
   contract transactions         8,822       179,518

 Net assets at
   beginning of period             -             -

 Net assets at end
   of period                $    9,554  $    202,010

              * Commenced operations May 19, 1998

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                        AIM International      Alger American
                          Equity - 6F *       Growth Portfolio
                              1998            1998          1997
Income
  Dividends               $     1,557    $   922,815    $     7,036
 Expenses (Note 3)
  Mortality and expense
   risk and administrative
   charges                      3,569        283,553         15,446
 Net investment income
   (expense)                   (2,012)       639,262         (8,410)
 Realized gain (loss)             (10)         7,907          4,303
 Unrealized appreciation
   (depreciation) during
   the period                  14,284      3,388,828        142,736
 Net increase (decrease)
   in net assets from
   operations                  12,262      4,035,997        138,629

 Purchase payments from
   contract owners            309,855     10,554,510      2,181,692
 Transfers between accounts     3,019      8,177,650        506,725
 Contract terminations and
   annuity payouts                -       (2,990,747)      (346,642)
 Other transfers to
   Keyport Life Insurance
   Company                        -              -         (138,831)
 Net increase (deacrease)
   in net assets
   from contract
   transactions               312,874     15,741,413      2,202,944

 Net assets at beginning
   of period                      -        2,429,850         88,277

 Net assets at end of
   period                 $   325,136    $22,207,260    $ 2,429,850

             * Commenced operations May 19, 1998

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                          Alger American Small        Alliance Global
                        Capitalization Portfolio       Bond Portfolio
                             1998        1997        1998         1997
Income
  Dividends              $   512,814  $   19,970  $    85,813  $   46,153
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                    98,963       6,420      138,776      13,195
 Net investment income
   (expense)                 413,851      13,550      (52,963)     32,958
 Realized gain (loss)         (7,450)        884        2,468        (569)
 Unrealized appreciation
   (depreciation) during
   the period                444,946      80,144      668,715         567
 Net increase (decrease) in
   net assets from
   operations                851,347      94,578      618,220      32,956

 Purchase payments from
   contract owners         4,038,589   1,243,346    5,658,084   2,259,490
 Transfers between
   accounts                3,133,840     472,305    5,089,523     122,656
 Contract terminations
   and annuity payouts    (1,107,934)    (37,571)  (1,935,854)   (245,542)
 Other transfers to
   Keyport Life Insurance
   Company                       -      (100,030)         -      (119,789)
 Net increase (decrease)
   in net assets
   from contract
   transactions            6,064,495   1,578,050    8,811,753   2,016,815

 Net assets at beginning
   of period               1,740,589      67,961    2,086,714      36,943

 Net assets at end of
   period                $ 8,656,431  $1,740,589  $11,516,687  $2,086,714

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                               Alliance Premier         Alliance Growth
                               Growth Portfolio            & Income *
                              1998           1997             1998
Income
   Dividends              $     14,979   $      1,673     $         -
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                     676,381         23,650             6,145
 Net investment income
   (expense)                  (661,402)       (21,977)           (6,145)
 Realized gain (loss)              318          1,545               169
 Unrealized appreciation
   (depreciation) during
   the period                9,334,300        342,779            56,451
 Net increase (decrease)
   in net assets from
   operations                8,673,216        322,347            50,475

 Purchase payments from
   contract owners          29,356,134      3,624,819           519,916
 Transfers between
   accounts                 20,346,792        608,727             9,887
 Contract terminations and
   annuity payouts          (8,848,981)      (163,817)          (20,482)
 Other transfers to
   Keyport Life Insurance
   Company                         -         (240,813)              -
 Net increase (decrease)
   in net assets
   from contract
   transactions             40,853,945      3,828,916           509,321

 Net assets at beginning
   of period                 4,203,084         51,821               -

 Net assets at end of
   period                 $ 53,730,245   $  4,203,084     $     559,796

          * Commenced operations May 19, 1998

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                             Alliance            MFS Emerging
                           Real Estate *        Growth Series
                              1998          1998            1997
Income
   Dividends              $       -      $    43,497    $         -
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                      1,308        241,758           16,111
 Net investment income
   (expense)                   (1,308)      (198,261)         (16,111)
 Realized gain (loss)             (11)        (5,826)           3,701
 Unrealized appreciation
   (depreciation) during
   during the period           (2,401)     3,304,524          192,521
 Net increase (decrease)
   in net assets from
   operations                  (3,720)     3,100,437          180,111

 Purchase payments from
   contract owners            119,542     11,148,879        2,160,760
 Transfers between
   accounts                     3,366      5,908,917          208,009
 Contract terminations and
   annuity payouts                (27)    (3,356,215)         (66,034)
 Other transfers to
   Keyport Life Insurance
   Company                        -              -           (137,696)
 Net increase (decrease)
   in net assets
   from contract
   transactions               122,881     13,701,581        2,165,039

 Net assets at beginning
   of period                      -        2,400,044           54,894

 Net assets at end of
   period                 $   119,161    $19,202,062    $   2,400,044

        * Commenced operations May 19, 1998

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                         MFS Bond Series *   MFS Research Series
                             1998           1998            1997
Income
   Dividends              $      -       $   209,197    $      -
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                     9,466         324,618        37,551
 Net investment income
   (expense)                  (9,466)       (115,421)      (37,551)
 Realized gain (loss)             69           4,725         9,594
 Unrealized appreciation
   (depreciation) during
   during the period           9,849       3,157,773       343,416
 Net increase (decrease)
   in net assets from
   operations                    452       3,047,077       315,459

 Purchase payments from
   contract owners           805,355      12,688,545     5,140,002
 Transfers between
   accounts                   56,588       9,878,627       522,262
 Contract terminations and
   annuity payouts               (54)     (4,099,205)     (237,046)
 Other transfers to
   Keyport Life Insurance
   Company                       -               -        (317,380)
 Net increase (decrease)
   in net assets
   from contract
   transactions              861,889      18,467,967     5,107,838

 Net assets at beginning
   of period                     -         5,534,991       111,694

 Net assets at end of
   period                 $  862,341     $27,050,035    $ 5,534,991

                * Commenced operations May 19, 1998

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                             Manning & Napier     Manning & Napier
                            Small Cap Portfolio   Growth Portfolio
                               1998         1997        1998
Income
   Dividends                $      517   $     -     $    17,491
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                          29         22          5,012
 Net investment income
   (expense)                       488        (22)        12,479
 Realized gain (loss)                3         -              (7)
 Unrealized appreciation
   (depreciation) during
   during the period              (856)       348        (28,108)
 Net increase (decrease)
   in net assets from
   operations                     (365)       326        (15,636)

 Purchase payments from
   contract owners                  -          -         466,902
 Transfers between
   accounts                     (2,320)     2,635          5,331
 Contract terminations and
   annuity payouts                  -          -              -
 Other transfers to
   Keyport Life Insurance
   Company                          -        (309)            -
 Net increase (decrease)
   in net assets
   from contract
   transactions                 (2,320)     2,326        472,233

 Net assets at beginning
   of period                     5,287      2,635             -

 Net assets at end of
   period                   $    2,602   $  5,287    $   456,597

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                           Manning & Napier        SteinRoe Money
                           Equity Portfolio          Market Fund
                            1998      1997       1998         1997
Income
   Dividends              $    200  $    11  $   103,247  $    88,861
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                      34       21    1,055,552       22,431
 Net investment income
   (expense)                   166      (10)    (952,305)      66,430
 Realized gain (loss)            6       -            -            -
 Unrealized appreciation
   (depreciation) during
   during the period           (96)     533           -            -
 Net increase (decrease)
   in net assets from
   operations                   76      523     (952,305)      66,430

 Purchase payments from
   contract owners              -        -    26,805,829    4,086,249
 Transfers between
   accounts                 (2,226)   2,537    9,997,765     (248,406)
 Contract terminations and
   annuity payouts              -        -    (8,183,303)    (507,784)
 Other transfers to
   Keyport Life Insurance
   Company                      -      (309)          -      (185,241)
 Net increase (decrease)
   in net assets
   from contract
   transactions             (2,226)   2,228   28,620,291    3,144,818

 Net assets at beginning
   of period                 5,289    2,538    3,232,841       21,593

 Net assets at end of
   period                 $  3,139  $ 5,289  $30,900,827  $ 3,232,841

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                             SteinRoe Special             SteinRoe
                               Venture Fund             Balanced Fund
                             1998         1997       1998          1997
Income
   Dividends              $       -   $  272,821  $       -    $  562,770
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                    62,279      19,873      431,783      70,541
 Net investment income
   (expense)                 (62,279)    252,948     (431,783)    492,229
 Realized gain (loss)        145,327       2,563      408,403      38,346
 Unrealized appreciation
   (depreciation) during
   during the period        (699,035)   (171,408)   3,944,917     173,160
 Net increase (decrease)
   in net assets from
   operations               (615,987)     84,103    3,921,537     703,735

 Purchase payments from
   contract owners         3,375,836   2,598,769   22,947,236   9,462,383
 Transfers between
   accounts                1,244,874     311,872   17,871,316     191,572
 Contract terminations and
   annuity payouts          (445,514)   (213,965)  (2,320,956)   (672,546)
 Other transfers to
   Keyport Life Insurance
   Company                        -     (153,750)          -     (531,642)
 Net increase (decrease)
   in net assets
   from contract
   transactions            4,175,196   2,542,926   38,497,596   8,449,767

 Net assets at beginning
   of period               2,685,981      58,952    9,283,489     129,987

 Net assets at end of
   period                 $6,245,190  $2,685,981  $51,702,622  $9,283,489

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                            SteinRoe Mortgage         SteinRoe Growth
                             Securities Fund             Stock Fund
                            1998          1997       1998         1997
Income
   Dividends             $        -   $       -   $       -    $   55,649
Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                   250,260      39,014      268,921      18,450
 Net investment income
   (expense)                (250,260)    (39,014)    (268,921)     37,199
 Realized gain (loss)        (21,858)      5,479    1,110,012       7,640
 Unrealized appreciation
   (depreciation) during
   during the period         146,629     232,370    5,175,373     295,306
 Net increase (decrease)
   in net assets from
   operations               (125,489)    198,835    6,016,464     340,145

 Purchase payments from
   contract owners        11,312,207   4,838,331   16,066,184   1,911,470
 Transfers between
   Accounts               10,917,911     880,659    7,673,007     354,426
 Contract terminations and
   annuity payouts        (1,600,632)   (484,716)  (1,063,029)    (88,499)
 Other transfers to
   Keyport Life Insurance
   Company                        -     (300,709)          -     (137,696)
 Net increase (decrease)
   in net assets
   from contract
   transactions           20,629,486   4,933,565   22,676,162   2,039,701

 Net assets at beginning
   of period               5,247,772     115,372    2,403,569      23,723

 Net assets at end of
   period                $25,751,769  $5,247,772  $31,096,195  $2,403,569

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                             Colonial Growth           SteinRoe Global
                             and Income Fund           Utilities Fund
                             1998        1997        1998          1997
Income
   Dividends             $ 1,866,557 $ 1,106,861  $   253,744  $  180,945
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                   489,409      85,976      158,679      16,814
Net investment income
   (expense)               1,377,148   1,020,885       95,065     164,131
 Realized gain (loss)         56,210       1,229       17,820      14,318
 Unrealized appreciation
   (depreciation) during
   during the period       1,591,420     415,501    1,289,332     111,657
 Net increase (decrease)
   in net assets from
   operations              3,024,778   1,437,615    1,402,217     290,106

 Purchase payments from
   contract owners        21,519,326  10,591,566    7,058,523   2,094,656
 Transfers between
   accounts               16,633,854     521,716    6,141,991     305,113
 Contract terminations and
   annuity payouts        (2,946,314)   (814,237)    (821,372)   (217,417)
 Other transfers to
   Keyport Life Insurance
   Company                   (18,401)   (650,196)      (2,232)   (135,226)
 Net increase (decrease)
   in net assets
   from contract
   transactions           35,188,465   9,648,849   12,376,910   2,047,126

 Net assets at beginning
   of period              11,346,779     260,315    2,364,653      27,421

 Net assets at end of
   period                $49,560,022 $11,346,779  $16,143,780  $2,364,653

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                          Colonial International    Colonial Strategic
                              Fund for Growth           Income Fund
                            1998           1997     1998          1997
Income
   Dividends             $   127,229 $   403,055 $ 2,985,885  $   422,411
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                   326,216      73,074     483,306       65,183
 Net investment income
   (expense)                (198,987)    329,981   2,502,579      357,228
 Realized gain (loss)          1,670      (1,137)     (1,086)       1,156
 Unrealized appreciation
   (depreciation) during
   during the period       1,116,168    (807,565) (1,746,749)       2,913
 Net increase (decrease)
   in net assets from
   operations                918,851    (478,721)    754,744      361,297

 Purchase payments from
   contract owners        14,230,002   9,865,737  22,100,729    9,201,396
 Transfers between
   accounts               10,942,976   1,900,319  20,425,398      697,296
 Contract terminations and
   annuity payouts        (2,278,286)   (758,352) (3,326,987)    (908,548)
 Other transfers to
   Keyport Life Insurance
   Company                      (639)   (577,952)         -      (518,675)
 Net increase (decrease)
   in net assets
   from contract
   transactions           22,894,053  10,429,752  39,199,140    8,471,469

 Net assets at beginning
   of period              10,085,119     134,088   9,048,629      215,863

 Net assets at end of
   period                $33,898,023 $10,085,119 $49,002,513  $ 9,048,629

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                                    Colonial U.S.    Colonial High Yield
                                     Stock Fund        Securities Fund *
                                1998           1997          1998
Income
   Dividends                $  2,277,895   $    930,220   $   43,741
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                       556,819         77,827       10,850
 Net investment income
   (expense)                   1,721,076        852,393       32,891
 Realized gain (loss)            102,275         12,679          158
 Unrealized appreciation
   (depreciation) during
   during the period           3,613,148        514,911      (35,226)
 Net increase (decrease)
   in net assets from
   operations                  5,436,499      1,379,983       (2,177)

 Purchase payments from
   contract owners            27,320,953      8,438,980    1,001,169
 Transfers between
   accounts                   16,723,140      1,833,702      (17,492)
 Contract terminations and
   annuity payouts            (2,966,899)      (621,133)     (36,757)
 Other transfers to
   Keyport Life Insurance
   Company                        (4,860)      (605,245)         (47)
 Net increase
   in net assets
   from contract
   transactions               41,072,334      9,046,304      946,873

 Net assets at beginning
   of period                  10,561,775        135,488           -

 Net assets at end of
   period                   $ 57,070,608   $ 10,561,775   $  944,696

              * Commenced operations May 19, 1998

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                         Colonial Small Cap
                             Value Fund *       Newport Tiger Fund
                                1998          1998            1997
Income
   Dividends                $       438   $     80,691   $     14,295
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                          506         48,602         18,422
 Net investment income
   (expense)                        (68)        32,089         (4,127)
 Realized gain (loss)               121         12,183        (22,847)
 Unrealized appreciation
   (depreciation) during
   during the period              4,049       (310,542)      (450,812)
 Net increase (decrease)
   in net assets from
   operations                     4,102       (266,270)      (477,786)

 Purchase payments from
   contract owners               38,722      1,541,776      2,256,281
 Transfers between
   accounts                       3,243      1,412,702        372,400
 Contract terminations and
   annuity payouts                   -        (474,114)       (54,826)
 Other transfers to
   Keyport Life Insurance
   Company                          (12)            -        (118,554)
 Net increase (decrease)
   in net assets
   from contract
   transactions                  41,953      2,480,364      2,455,301

 Net assets at beginning
   of period                         -       2,074,024         96,509

 Net assets at end of
   Period                   $    46,055   $  4,288,118   $  2,074,024

            * Commenced operations May 19, 1998

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                                     Liberty All-Star Equity Fund
                                       1998                 1997
Income
   Dividends                       $     173,281      $      21,113
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                               235,064                913
 Net investment income
   (expense)                             (61,783)            20,200
 Realized gain (loss)                    152,083                -
 Unrealized appreciation
   (depreciation) during
   during the period                   5,074,612            145,370
 Net increase (decrease)
   in net assets from
   operations                          5,164,912            165,570

 Purchase payments from
   contract owners                    11,242,834            722,965
 Transfers between
   accounts                            7,882,616         21,357,812
 Contract terminations and
   annuity payouts                    (3,871,455)           (15,331)
 Other transfers to
   Keyport Life Insurance
   Company                                  (531)        (1,204,659)
 Net increase (decrease)
   in net assets from
   contract transactions              15,253,464         20,860,787

 Net assets at beginning
   of period                          21,026,357                -

 Net assets at end of
   Period                          $  41,444,733   $     21,026,357

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
              For the Years Ended December 31, 1998 and 1997


                                        Total             Total
                                        1998               1997
Income
   Dividends                       $   9,730,740      $   4,133,844
 Expenses (Note 3)
   Mortality and expense
   risk and administrative
   charges                             6,170,180            620,934
 Net investment income
   (expense)                           3,560,560          3,512,910
 Realized gain (loss)                  1,985,866             78,884
 Unrealized appreciation
   (depreciation) during
   during the period                  39,528,512          1,564,447
 Net increase (decrease)
   in net assets from
   operations                         45,074,938          5,156,241

 Purchase payments from
   contract owners                   262,402,420         82,678,892
 Transfers between
   accounts                          180,475,852         30,924,337
 Contract terminations and
   annuity payouts                   (52,695,117)        (6,454,006)
 Other transfers to
   Keyport Life Insurance
   Company                               (26,722)        (6,174,702)
 Net increase (decrease)
   in net assets from contract
   transactions                      390,156,433        100,974,521

 Net assets at beginning
   of period                         107,766,836          1,636,074

 Net assets at end of
   period                          $ 542,998,207      $ 107,766,836

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                       Notes to Financial Statements
                             December 31, 1998

1.  Organization

Variable Account A (the "Variable Account"), was established on January 30, 1996 as a segregated investment account of Keyport Life Insurance Company (the "Company"). The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The Variable Account is a funding vehicle for group and individual variable annuity contracts. The Variable Account currently offers three contracts: Keyport Advisor Variable Annuity, Keyport Advisor Vista Variable Annuity and Manning & Napier Variable Annuity, distinguished principally by the level of expenses, surrender charges, and eligible fund options. The three contracts and their respective eligible fund options are as follows:

Keyport Advisor Variable Annuity   Keyport Advisor Vista Variable Annuity

Alger American Fund:               AIM:
  Alger American Growth Portfolio    AIM Capital Appreciation Fund
  Alger American Small               AIM Growth Fund
    Capitalization Portfolio         AIM International Equity Fund

MFS Variable Insurance Trust:      MFS Variable Insurance Trust:
  MFS Emerging Growth Series         MFS Emerging Growth Series
  MFS Research Series                MFS Research Series
                                     MFS Bond Series

SteinRoe Variable Investment       SteinRoe Variable Investment
     Trust (SRVIT):                     Trust (SRVIT):
  SteinRoe Money Market Fund         SteinRoe Money Market Fund
  SteinRoe Special Venture Fund      SteinRoe Special Venture Fund
  SteinRoe Balanced Fund             SteinRoe Balanced Fund
  SteinRoe Mortgaged Securities      SteinRoe Growth Stock Fund
      Fund
  SteinRoe Growth Stock Fund

Liberty Variable Investment        Liberty Variable Investment
     Trust (LVIT):                      Trust (LVIT):
  Colonial Growth and Income Fund    Colonial Growth and Income Fund
  SteinRoe Global Utilities Fund     SteinRoe Global Utilities Fund
  Colonial International Fund        Colonial Strategic Income Fund
      for Growth
  Colonial Strategic Income Fund     Colonial U.S. Stock Fund
  Colonial U.S. Stock Fund           Liberty All-Star Equity Fund
  Newport Tiger Fund                 Colonial Small Cap Value Fund
  Liberty All-Star Equity Fund       Colonial High Yield Securities Fund

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                 Notes to Financial Statements (continued)

1.  Organization (continued)

Alliance Variable Products         Alliance Variable Products
     Series Fund, Inc:                  Series Fund, Inc:
  Alliance Global Bond Portfolio     Alliance Global Bond Portfolio
  Alliance Premier Growth Portfolio  Alliance Premier Growth Portfolio
                                     Alliance Growth and Income Portfolio
                                     Alliance Real Estate Portfolio

                     Manning & Napier Variable Annuity

Manning & Napier Insurance Fund,   SteinRoe Variable Investment
      Inc:                             Trust (SRVIT):
  Manning & Napier Small Cap       SteinRoe Money Market Fund
     Portfolio
  Manning & Napier Equity Portfolio
  Manning & Napier Moderate Growth
     Portfolio
  Manning & Napier Growth Portfolio
  Manning & Napier Maximum Horizon
     Portfolio
  Manning & Napier Bond Portfolio

On November 15, 1997, the fund names for Cash Income Fund, Capital Appreciation Fund, Managed Assets Fund, Mortgage Securities Income Fund and Managed Growth Stock Fund were changed to SteinRoe Money Market Fund, SteinRoe Special Venture Fund, SteinRoe Balanced Fund, SteinRoe Mortgage Securities Fund and SteinRoe Growth Stock Fund, respectively. Also on November 15, 1997, the fund names for Colonial-Keyport Growth and Income Fund, Colonial-Keyport Utilities Fund, Colonial-Keyport International Fund for Growth, Colonial-Keyport U.S. Stock Fund, Colonial-Keyport Strategic Income Fund and Newport-Keyport Tiger Fund were changed to Colonial Growth and Income Fund, SteinRoe Global Utilities Fund, Colonial International Fund for Growth, Colonial U.S. Stock Fund, Colonial Strategic Income Fund and Newport Tiger Fund, respectively.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                 Notes to Financial Statements (continued)

2.  Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account. Certain prior year amounts have been reclassified to conform to the current year's presentation.

Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuity Mortality Table. The assumed investment rate is either 3.0%, 4.0%, 5.0% or 6.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Variable Account by the Company.

Amounts due to Keyport Life Insurance Company represent mortality and expense risk charges earned by the Company in 1998 but not transferred to the Company until January 1999.

The net assets retained by the Company represent seed money shares invested in certain sub-accounts required to commence operations. The seed money is stated at market value (shares multiplied by net asset value per share).

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company anticipates no tax liability resulting from the operations of the Variable Account. Therefore, no provision for income taxes has been charged against the Variable Account.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                 Notes to Financial Statements (continued)

3.  Expenses

Keyport Advisor Variable Annuity
There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of contract value. For the Contact series Keyport Advisor Employee, the effective annual rate for daily deductions for the assumption of mortality and expense risk is 0.35%; no other charges apply.

Keyport Advisor Vista Variable Annuity
There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for administrative charges incurred by the Company at an effective annual rate of 0.15% of contract value. A daily deduction is also made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value.

Manning & Napier Variable Annuity
There are no deductions from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. An annual contract maintenance charge of $35 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.35% of contract value.

4.  Affiliated Company Transactions

Administrative services necessary for the operation of the Variable Account are provided by the Company. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. SteinRoe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Liberty Advisory Services Corporation (formerly Keyport Advisory Services Corporation), a wholly-owned subsidiary of the Company, is the investment advisor to the LVIT. Colonial Management Associates, Inc., an affiliate of the Company, is the investment sub-advisor to the LVIT. Keyport Financial Services Corp., a wholly-owned subsidiary of the Company, is the principal underwriter for SRVIT and LVIT. The investment advisors' compensation is derived from the mutual funds.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                 Notes to Financial Statements (continued)

5.  Unit Values

A summary of the accumulation unit values at December 31, 1998 and 1997 and the accumulation units and dollar value outstanding at December 31, 1998 are as follows:

                            1997        1998
                            UNIT        UNIT
                            VALUE       VALUE       UNITS       DOLLARS
AIM Capital Appreciation-6B
  Keyport Advisor       $    -     $11.091130        861.4364 $      9,554

AIM Growth-6E
  Keyport Advisor            -      11.815758     17,096.6941      202,010

AIM International Equity-6F
  Keyport Advisor            -       9.997160     32,522.8614      325,136

Alger American Growth Portfolio
  Keyport Advisor        12.277190  17.928398  1,103,432.8049   19,782,782
  Employee               12.187513  17.983223      1,914.4441       34,428

Alger American Small Capitalization
    Portfolio
  Keyport Advisor        11.133567  12.685024    650,319.3977    8,249,317
  Employee               11.771178  13.551674        432.3430        5,859

Alliance Global Bond Portfolio
  Keyport Advisor         9.811315  11.041874    915,526.8212   10,109,132
  Employee                   -      11.181656        383.4832        4,288

Alliance Premier Growth Portfolio
  Keyport Advisor        13.462574  19.645990  2,327,577.4645   45,727,564
  Employee               12.945664  19.088868      2,958.3078       56,471

Alliance Growth and Income
  Keyport Advisor            -      10.894009     51,385.6475      559,796

Alliance Real Estate
  Keyport Advisor            -       9.019247     13,211.8612      119,161

MFS Emerging Growth Series
  Keyport Advisor        11.680929  15.454973  1,086,256.0143   16,788,057
  Employee               12.487521  16.694809        619.5099       10,343

MFS Bond Series
  Keyport Advisor            -      10.239799     84,214.6343      862,341

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                 Notes to Financial Statements (continued)

5.  Unit Values (continued)

                             1997        1998
                             UNIT        UNIT
                             VALUE       VALUE        UNITS     DOLLARS

MFS Research Series
  Keyport Advisor       $11.834080 $14.399988  1,664,674.5376 $ 23,971,293
  Employee               11.567760  14.223009      3,123.5295       44,426

Manning & Napier Small Cap Portfolio
  Keyport Advisor        12.088643  10.699340        243.1847        2,602

Manning & Napier Growth Portfolio
  Keyport Advisor            -      12.379316     36,883.8781      456,597

Manning & Napier Equity Portfolio
  Keyport Advisor        12.774188  13.198760         37.8007        3,139

SteinRoe Money Market Fund
  Keyport Advisor        13.780309  14.283805  1,742,448.8501   24,888,800
  Employee               12.034296  12.604414      6,213.5562       78,318

SteinRoe Special Venture Fund
  Keyport Advisor        31.085014  25.351276    223,806.7602    5,673,787
  Employee               18.887039  15.564461        391.6231        6,095

SteinRoe Balanced Fund
  Keyport Advisor        24.497018  27.188237  1,446,829.6572   39,336,748
  Employee               16.476867  18.478127        807.1616       14,915

SteinRoe Mortgage Securities Fund
  Keyport Advisor        17.874172  18.825527  1,211,091.8612   22,799,443
  Employee               12.883061  13.710621      1,058.3586       14,511

SteinRoe Growth Stock Fund
  Keyport Advisor        35.538075  44.828835    546,511.6514   24,499,481
  Employee               22.305278  28.430479      3,262.4030       92,752

Colonial Growth and Income Fund
  Keyport Advisor        19.353674  21.211314  2,102,020.4011   44,586,615
  Employee               20.146127  22.310588      1,194.7965       26,657

SteinRoe Global Utilities Fund
  Keyport Advisor        15.358133  17.923199    806,561.9426   14,456,170
  Employee                   -      18.759647        164.3084        3,082

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                 Notes to Financial Statements (continued)

5.  Unit Values (continued)

                             1997        1998
                             UNIT        UNIT
                             VALUE       VALUE        UNITS     DOLLARS

Colonial International Fund for Growth
  Keyport Advisor       $ 9.659572 $10.761067  2,761,741.6836 $ 29,719,287
  Employee               10.293313  11.586890      2,057.0416       23,835

Colonial Strategic Income Fund
  Keyport Advisor        13.615795  14.237231  3,092,643.1072   44,030,674
  Employee               14.021213  14.814437        636.8757        9,435

Colonial U.S. Stock Fund
  Keyport Advisor        20.780533  24.622292  2,060,242.3319   50,727,888
  Employee               21.635681  25.903402      1,321.7928       34,239

Colonial High Yield Securities
  Keyport Advisor            -       9.631230    102,633.1246      988,483

Colonial Small Cap Value Fund
  Keyport Advisor            -       8.575210      5,370.6959       46,055

Newport Tiger Fund
  Keyport Advisor         8.525525   7.866774    521,030.1518    4,098,826
  Employee                8.765513   8.172929      4,469.8347       36,532

Liberty All-Star Equity Fund
  Keyport Advisor        10.063176  11.777423  1,394,638.6613   16,425,249
  Employee               10.075780  11.915401      5,807.4774       69,198

                                              26,038,832.7658 $450,011,371

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                 Notes to Financial Statements (continued)

6.  Purchases and Sales of Securities

The cost of shares purchased and proceeds from shares sold by the Variable Account during 1998 are shown below:

                                         Purchases              Sales

AIM Capital Appreciation - 6B       $        8,997         $           24

AIM Growth - 6E                            192,343                  6,147

AIM International Equity - 6F              312,571                  1,709

Alger American Growth Portfolio         17,182,815                941,072

Alger American Small Capitalization
    Portfolio                            6,829,586                451,269

Alliance Global Bond Portfolio           9,182,811                543,827

Alliance Premier Growth Portfolio       42,254,206              2,302,476

Alliance Growth and Income                 528,772                 25,596

Alliance Real Estate                       121,919                    347

MFS Emerging Growth Series              14,777,330              1,411,705

MFS Bond Series                            863,244                 10,821

MFS Research Series                     19,677,337              1,642,172

Manning & Napier Small Cap Portfolio         3,009                     18

Manning & Napier Growth Portfolio          485,786                  1,073

Manning & Napier Equity Portfolio            2,711                     23

SteinRoe Money Market Fund              41,383,620             10,152,019

SteinRoe Special Venture Fund           11,879,516              5,284,823

SteinRoe Balanced Fund                  66,781,830             17,269,655

SteinRoe Mortgage Securities Fund       29,604,372              4,154,248

SteinRoe Growth Stock Fund              41,670,295             17,341,072

Colonial Growth and Income Fund         50,228,069              2,430,114

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                 Notes to Financial Statements (continued)

6.  Purchases and Sales of Securities (continued)

                                         Purchases              Sales

SteinRoe Global Utilities Fund      $   15,439,356         $      817,592

Colonial International Fund for Growth  30,809,137                598,224

Colonial Strategic Income Fund          51,823,162              1,328,497

Colonial U.S. Stock Fund                56,526,340              2,993,719

Colonial High Yield Securities           1,013,502                 33,691

Colonial Small Cap Value Fund               47,532                  5,635

Newport Tiger Fund                       6,191,798                474,299

Liberty All-Star Equity Fund            15,682,517              1,542,053

                                    $  531,504,483         $   71,763,920

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                 Notes to Financial Statements (continued)

7.  Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

8.  Year 2000 (Unaudited)

The Variable Account, like other business organizations and individuals, would be adversely affected if the Company's computer systems and those of its service providers do not properly process and calculate date related information and data from and after January 1, 2000. Many of these systems are not presently Year 2000 compliant. These systems use programs that were designed and developed without considering the impact of the upcoming change in the century. Any of the Company's computer programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. The Company's business, financial condition and results of operations could be materially and adversely affected by the failure of the Company's systems and applications (and those operated by third parties interfacing with the Company's systems and applications) to properly operate or manage these dates.

In addressing the Year 2000 issue, the Company has completed an inventory of its computer programs and assessed its Year 2000 readiness. The Company's computer programs include internally developed programs, third-party purchased programs and third-party custom developed programs. For programs which were identified as not being Year 2000 ready, the Company has implemented a remedial plan which includes repairing or replacing the programs and appropriate testing for Year 2000. The remediation plan is substantially complete and is currently in the final testing phase. The Company also identified its non-information technology systems with respect to Year 2000 issues. The Company initiated remediation efforts in this area and expects to complete this phase during 1999.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                 Notes to Financial Statements (continued)

8.  Year 2000 (Unaudited) (continued)

In addition, the Company has initiated communication with significant financial institutions, distributors, suppliers and others with which it does business to determine the extent to which the Company's systems are vulnerable by the failure of others to remediate their own Year 2000
issues.   The Company has received feedback from such parties and is in the process of independently confirming information received from other parties with respect to their year 2000 issues. The Company is developing, and will continue to develop, contingency plans for dealing with any adverse effects that become likely in the event the Company's remediation plans are not successful or third parties fail to remediate their own Year 2000 issues. The Company expects contingency planning to be substantially complete by June 1999. If necessary modifications and conversions are not made, or are not timely completed, or if the systems of the companies on which the Company's interface system relies are not timely converted, the Year 2000 issues could have a material impact on the financial condition and results of operations of the Company. However, the Company believes that with modifications to existing software and conversions to new software, the Year 2000 issue will not pose significant operational problems for its computer systems.

                      Report of Independent Auditors



The Board of Directors
Keyport Life Insurance Company


We have audited the consolidated balance sheet of Keyport Life Insurance Company as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. Our audits also included the financial statement schedules listed in the Index at Item 14(a). These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Keyport Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.





                                            /s/Ernst & Young LLP
Boston, Massachusetts
January 28, 1999

                      KEYPORT LIFE INSURANCE COMPANY

                        CONSOLIDATED BALANCE SHEET
                              (in thousands)

                                                   December 31,
               ASSETS                      1998                 1997

Cash and investments:
  Fixed maturities available for sale
   sale (amortized cost: 1998  -
   $11,174,697; 1997 - $10,981,618)     $11,277,204        $11,246,539
  Equity securities (cost: 1998 -
   $21,836;  1997 - $21,950)                 24,649             40,856
  Mortgage loans                             55,117             60,662
  Policy loans                              578,770            554,681
  Other invested assets                     662,513            440,773
  Cash and cash equivalents                 719,625          1,162,347
     Total cash and investments          13,317,878         13,505,858

Accrued investment income                   160,950            165,035
Deferred policy acquisition costs           340,957            232,039
Value of insurance in force                  66,636             53,298
Income taxes recoverable                     31,909             22,537
Intangible assets                            18,082             18,058
Receivable for investments sold              37,936              1,398
Other assets                                 35,345             14,777
Separate account assets                   1,765,538          1,329,189

     Total assets                       $15,775,231        $15,342,189

   LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Policy liabilities                    $12,504,081       $12,086,076
  Deferred income taxes                     143,596           133,003
  Payable for investments purchased
     and loaned                             240,440           722,116
  Other liabilities                          28,312            34,015
  Separate account liabilities            1,723,205         1,263,958
     Total liabilities                   14,639,634        14,239,168

Stockholder's equity:
  Common stock, $1.25 par value;
     authorized 8,000 shares; issued
     and outstanding 2,412 shares             3,015            3,015
  Additional paid-in capital                505,933          505,933
  Retained earnings                         600,396          511,796
  Accumulated other comprehensive income     26,253           82,277
     Total stockholder's equity           1,135,597        1,103,021

     Total liabilities and
         stockholder's equity           $15,775,231      $15,342,189

                          See accompanying notes.

                      KEYPORT LIFE INSURANCE COMPANY

                       CONSOLIDATED INCOME STATEMENT
                              (in thousands)

                                         Year ended December 31,
                                  1998            1997            1996

Revenues:
  Net investment income        $ 815,226       $ 847,048      $ 790,365
  Interest credited to
    policyholders               (562,238)       (594,084)      (572,719)
  Investment spread              252,988         252,964        217,646
  Net realized investment
    gains                            785          24,723          5,509
  Fee income:
    Surrender charges             17,487          15,968         14,934
    Separate account fees         20,589          17,124         15,987
    Management fees                4,760           3,261          2,613
  Total fee income                42,836          36,353         33,534

Expenses:
  Policy benefits                 (2,880)         (3,924)        (3,477)
  Operating expenses             (53,544)        (49,941)       (43,815)
  Amortization of deferred
    policy acquisition costs     (69,172)        (75,906)       (60,225)
Amortization of value of
    insurance in force            (8,238)        (10,490)       (10,196)
  Amortization of intangible
    Assets                        (1,256)         (1,128)        (1,130)
Total expenses                  (135,090)       (141,389)      (118,843)

Income before income taxes       161,519         172,651        137,846
Income taxes                     (52,919)        (59,090)       (47,222)

           Net income          $ 108,600       $ 113,561      $  90,624

                          See accompanying notes.

                      KEYPORT LIFE INSURANCE COMPANY

              CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                              (in thousands)

                                                    Accumulated
                             Additional                Other
                     Common   Paid-in     Retained Comprehensive
                     Stock    Capital     Earnings    Income     Total

Balance,
 January 1, 1996      $3,015  $505,933   $307,611    $ 85,772 $  902,331

Comprehensive income
 Net income                              90,624        -        90,624
 Other comprehensive
   income, net of tax
  Net unrealized
   investment losses                       -        (12,173)   (12,173)
Comprehensive income                                              78,451

Balance,
 December 31, 1996     3,015   505,933    398,235      73,599    980,782

Comprehensive income
 Net income                             113,561        -       113,561
 Other comprehensive
   income, net of tax
     Net unrealized
      investment gains                               8,678      8,678
Comprehensive income                                            122,239

Balance,
 December 31, 1997     3,015   505,933    511,796      82,277  1,103,021

Comprehensive income
 Net income                             108,600        -       108,600
 Other comprehensive
   income, net of tax
     Net unrealized
      investment losses                    -        (56,024)   (56,024)
Comprehensive income                                              52,576

Dividends paid                          (20,000)       -       (20,000)

Balance,
 December 31, 1998    $3,015   $505,933  $600,396    $ 26,253 $1,135,597

                          See accompanying notes.

                      KEYPORT LIFE INSURANCE COMPANY

                   CONSOLIDATED STATEMENT OF CASH FLOWS
                              (in thousands)

                                         Year ended December 31
                                     1998          1997         1996
Cash flows from operating
 activities:
  Net income                     $   108,600   $   113,561   $    90,624
  Adjustments to reconcile
   net income to net cash
   provided by operating
   activities:
     Interest credited to
       policyholders                 562,238       594,084       572,719
     Net realized investment
       gains                            (785)      (24,723)       (5,509)
     Amortization of value of
       insurance in force and
       intangible assets               9,494        11,618        11,326
     Net amortization on
       investments                    75,418        29,862       (29,088)
     Change in deferred policy
       acquisition costs             (33,687)      (10,252)      (24,403)
     Change in current and
       deferred income taxes           1,112        71,919         7,263
     Net change in other assets
       and liabilities               (53,786)        7,959       (41,012)
         Net cash provided by
           operating activities      668,604       794,028       581,920

Cash flows from investing
 activities:
  Investments purchased -
    available for sale            (6,789,048)   (4,548,374)   (4,365,399)
  Investments sold -
    available for sale             5,405,955     2,563,465     1,714,023
  Investments matured -
    available for sale             1,273,478     1,531,693     1,387,664
  Increase in policy loans           (24,089)      (21,888)      (34,467)
  Decrease in mortgage loans           5,545         6,343         7,500
  Other invested assets sold
    (purchased), net                  21,395       (48,921)     (130,087)
  Purchases of property and
    Equipment, net                    (4,953)       (6,213)       (1,622)
  Value of business acquired,
    net of cash                       (3,999)         -          (30,865)
       Net cash used in
         investing activities       (115,716)     (523,895)   (1,453,253)

Cash flows from financing
 activities:
  Withdrawals from policyholder
    accounts                      (1,690,035)   (1,320,837)   (1,154,087)
  Deposits to policyholder
    accounts                       1,224,991       950,472     2,134,504
  Dividends paid                     (20,000)         -             -
  Securities lending                (510,566)      495,194      (119,083)
       Net cash (used in) provided
         by financing activities    (995,610)      124,829       861,334

Change in cash and
  cash equivalents                  (442,722)      394,962        (9,999)
Cash and cash equivalents
  at beginning of year             1,162,347       767,385       777,384

Cash and cash equivalents at
  end of year                    $   719,625   $ 1,162,347   $   767,385

                          See accompanying notes.

                      KEYPORT LIFE INSURANCE COMPANY

                Notes to Consolidated Financial Statements

                             December 31, 1998

1.  Accounting Policies

Organization

Keyport Life Insurance Company offers a diversified line of fixed, indexed, and variable annuity products designed to serve the growing retirement savings market. These annuity products are sold through a wide ranging network of banks, agents, and security dealers throughout the United States.

The   Company   is  a  wholly  owned  subsidiary  of  Stein  Roe   Services
Incorporated ("Stein Roe"). Stein Roe is a wholly owned subsidiary of Liberty Financial Companies, Incorporated ("Liberty Financial") which is a majority owned, indirect subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual").

Principles of Consolidation

The consolidated financial statements include Keyport Life Insurance Company and its wholly owned subsidiaries, Independence Life and Annuity
Company ("Independence Life"), Keyport Benefit Life Insurance Company ("Keyport Benefit"), Liberty Advisory Services Corp., and Keyport Financial Services Corp., (collectively the "Company").

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities. All significant intercompany transactions and balances have been eliminated. Certain prior year amounts have been reclassified to conform to the current year's presentation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities classified as available for sale are carried at fair value, and after-tax unrealized gains and losses (net of adjustments to deferred policy acquisition costs and value of insurance in force) are reported as a separate component of accumulated other comprehensive income. The cost basis of securities is adjusted for declines in value that are determined to be other than temporary. Realized investment gains and losses are calculated on a first-in, first-out basis, net of adjustments for amortization of deferred policy acquisition costs and value of insurance in force.

                      KEYPORT LIFE INSURANCE COMPANY

1.  Accounting Policies (continued)

For the mortgage backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Mortgage loans are carried at amortized cost. Policy loans are carried at the unpaid principal balances plus accrued interest. Partnerships are accounted for by using the equity method of accounting. Partnership investments totaled $126.8 million and $117.3 million at December 31, 1998 and 1997, respectively.

Derivatives

The Company uses interest rate swap and cap agreements to manage its interest rate risk and call options and futures on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") to hedge its obligations to provide returns based upon this index.

The Company utilizes interest rate swap agreements ("swap agreements") and interest rate cap agreements ("cap agreements") to match assets more closely to liabilities. Swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company currently utilizes swap agreements to reduce asset duration and to better match interest rates earned on longer-term fixed rate assets with interest rates credited to policyholders.

Cap agreements are agreements with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional balance) to hedge against rising interest rates.

                      KEYPORT LIFE INSURANCE COMPANY

1.  Accounting Policies (continued)

Hedge accounting is applied after the Company determines that the items to be hedged expose it to interest rate or price risk, designates the instruments as hedges, and assesses whether the instruments reduce the indicated risks through the measurement of changes in the value of the instruments and the items being hedged at both inception and throughout the hedge period. From time to time, interest rate swap agreements, cap agreements and call options are terminated. If the terminated position was accounted for as a hedge, realized gains or losses are deferred and amortized over the remaining lives of the hedged assets or liabilities. Conversely, if the terminated position was not accounted for as a hedge, or if the assets and liabilities that were hedged no longer exist, the position is "marked to market" and realized gains or losses are immediately recognized in income.

The net differential to be paid or received on interest rate swap agreements is recognized as a component of net investment income. Premiums paid for interest rate cap agreements are deferred and amortized to net investment income on a straight-line basis over the terms of the agreements. The unamortized premium is included in other invested assets. Amounts earned on interest rate cap agreements are recorded as an adjustment to net investment income. Interest rate swap agreements and cap agreements hedging investments designated as available for sale are adjusted to fair value with the resulting unrealized gains and losses, net of tax, included in accumulated other comprehensive income.

Premiums paid on call options are amortized into net investment income over the terms of the contracts. The call options are included in other invested assets and are carried at amortized cost plus intrinsic value, if any, of the call options as of the valuation date. Changes in intrinsic value of the call options are recorded as an adjustment to interest credited to policyholders. Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Futures that do not qualify as hedges are carried at fair value; changes in value are immediately recognized in income.

Fee Income

Fees from investment advisory services are recognized as revenues when services are provided. Revenues from fixed and variable annuities and single premium whole life policies include mortality charges, surrender charges, policy fees, and contract fees and are recognized when earned.

                      KEYPORT LIFE INSURANCE COMPANY

1.  Accounting Policies (continued)

Deferred Policy Acquisition Costs

Policy acquisition costs are the costs of acquiring new business which vary with, and are primarily related to, the production of new business. Such costs include commissions, costs of policy issuance, underwriting, and selling expenses. These costs are deferred and amortized in relation to the present value of estimated gross profits from mortality, investment spread, and expense margins. Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on fixed maturity securities the Company has designated as available for sale. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income. Deferred policy acquisition costs were decreased by $56.0 million and $126.9 million at December 31, 1998 and 1997, respectively, relating to this adjustment.

Value of Insurance in Force

Value of insurance in force represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits over periods not exceeding 10 years for annuities and 25 years for life insurance. Interest is accrued on the unamortized balance at the contract rate of 5.25%, 5.34% and 5.30% for the years ended December 31, 1998, 1997 and 1996, respectively.

The value of insurance in force is adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income. Value of insurance in force was decreased by $10.3 million and $31.8 million at December 31, 1998 and 1997, respectively, relating to this adjustment.

Estimated net amortization expense of the value of insurance in force as of December 31, 1998 is as follows (in thousands): 1999 - $11,013; 2000 -
$10,043;  2001  -  $8,823; 2002 - $7,803; 2003 - $6,975  and  thereafter  -
$32,252.

Intangible Assets

Intangible assets consist of goodwill arising from business combinations accounted for as a purchase. Amortization is provided on a straight-line basis ranging from ten to twenty-five years.

                      KEYPORT LIFE INSURANCE COMPANY

1.  Accounting Policies (continued)

Separate Account Assets and Liabilities

The assets and liabilities resulting from variable annuity and variable life policies are segregated in separate accounts. Separate account assets, which are carried at fair value, consist principally of investments in mutual funds. Investment income and changes in asset values are allocated to the policyholders, and therefore, do not affect the operating results of the Company. The Company provides administrative services and bears the mortality risk related to these contracts.

As of December 31, 1998 and 1997, the Company also classified $42.3 million and $65.2 million, respectively, of fixed maturities and investments in certain mutual funds sponsored by affiliates of the Company as separate account assets.

Policy Liabilities

Policy liabilities consist of deposits received plus credited interest, less accumulated policyholder charges, assessments, and withdrawals related to deferred annuities and single premium whole life policies. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

Income Taxes

Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes," and are calculated as if the companies filed their own income tax returns.

Effective July 18, 1997, due to changes in ownership of Liberty Financial, the Company is no longer included in the consolidated federal income tax return of Liberty Mutual. The Company will be eligible to file a consolidated federal income tax return with Liberty Financial in 2002. Independence Life, which until July 18, 1997, was required under federal tax law to file its own federal income tax return, may join with Keyport in a consolidated income tax return filing. Keyport Benefit may also join with Keyport in a consolidated income tax filing. Liberty Advisory
Services Corporation and Keyport Financial Services Corp. must file separate federal tax returns.

Cash Equivalents

Short-term investments having an original maturity of three months or less are classified as cash equivalents.

                      KEYPORT LIFE INSURANCE COMPANY
          Notes to Consolidated Financial Statements (continued)

1.  Accounting Policies (continued)

Recent Accounting Changes

As of January 1, 1998, the Company adopted SFAS No. 130 "Reporting Comprehensive Income" ("SFAS 130"). SFAS 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of SFAS 130 had no impact on the Company's net income or stockholder's equity. SFAS 130 requires unrealized gains or losses on the Company's available-for-sale securities, which prior to adoption were reported separately in stockholder's equity, to be included in accumulated other comprehensive income. Prior year financial statements have been reclassified to conform to the requirements of SFAS 130.

Effective January 1, 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information" ("SFAS 131"). SFAS 131 establishes standards for the reporting of financial information from operating segments in annual and interim financial statements. SFAS 131 requires that financial information be reported on the basis that it is reported internally for evaluating segment performance and deciding how to allocate resources to segments. The adoption of SFAS 131 did not have any effect on the Company's financial statements as management of the Company considers its operations to be one segment.

Recent Accounting Pronouncement

In June 1998, SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") was issued. SFAS 133 standardizes the accounting for derivative instruments and the derivative portion of certain other contracts that have similar characteristics by requiring that an entity recognize those instruments at fair value. This statement also requires a new method of accounting for hedging transactions, prescribes the type of items and transactions that may be hedged, and specifies detailed criteria to be met to qualify for hedge accounting. This statement is effective for fiscal years beginning after June 15, 1999. Earlier adoption is permitted. Upon adoption, the Company will be required to record a cumulative effect adjustment to reflect this accounting change. The Company has not completed its analysis and evaluation of the requirements and the impact of this statement.

                      KEYPORT LIFE INSURANCE COMPANY

2.  Acquisitions

On January 2, 1998, the Company acquired the common stock of American Benefit Life Insurance Company, renamed Keyport Benefit Life Insurance Company on March 31, 1998, a New York insurance company, for $7.4 million. The acquisition was accounted for as a purchase and, accordingly, operating results are included in the consolidated financial statements from the date of acquisition. In connection with the acquisition, the Company acquired assets with a fair value of $9.4 million and assumed liabilities of $3.2 million. Subsequent to the acquisition, the Company made a capital contribution to Keyport Benefit in the amount of $7.5 million.

In August 1996, the Company entered into a 100 percent coinsurance agreement for a $954.0 million block of single premium deferred annuities issued by Fidelity & Guaranty Life Insurance Company ("F&G Life"). Under this transaction, the investment risk of the annuity policies was transferred to Keyport. However, F&G Life will continue to administer the policies and will remain contractually liable for the performance of all policy obligations. This transaction increased investments by $923.1 million and value of insurance in force by $30.9 million.

                      KEYPORT LIFE INSURANCE COMPANY

3.  Investments

Fixed Maturities

As of December 31, 1998 and 1997, the Company did not hold any investments in fixed maturities that were classified as held to maturity or trading securities. The amortized cost, gross unrealized gains and losses, and fair value of fixed maturity securities are as follows (in thousands):

                                       Gross         Gross
                        Amortized    Unrealized    Unrealized
December 31, 1998         Cost          Gains        Losses     Fair Value

 U.S. Treasury
  securities           $    90,818  $     3,039  $     (192)  $    93,665
 Mortgage backed
  securities of U.S.
  government
  corporations and
  agencies                 940,075       28,404      (2,894)      965,585
 Debt securities
  issued by foreign
  governments              251,088        9,422     (16,224)      244,286
 Corporate securities    5,396,278      185,132    (156,327)    5,425,083
 Other mortgage
  backed securities      2,286,585       65,158     (19,546)    2,332,197
 Asset backed securities 1,941,966       25,955     (16,521)    1,951,400
 Senior secured loans      267,887        1,079      (3,978)      264,988

  Total fixed
    maturities         $11,174,697  $   318,189  $ (215,682)  $11,277,204

                                       Gross        Gross
                       Amortized    Unrealized    Unrealized
December 31, 1997        Cost          Gains        Losses     Fair Value

 U.S. Treasury
  Securities           $   128,580  $     1,107  $      (40)  $   129,647
 Mortgage backed
  securities of
  U.S. government
  corporations and
  agencies               1,089,809       49,536      (1,602)    1,137,743
 Debt securities
  issued by foreign
  governments              272,559       12,694      (4,966)      280,287
 Corporate securities    4,744,208      189,387     (83,562)    4,850,033
 Other mortgage
  backed securities      2,325,889       81,886      (2,579)    2,405,196
 Asset backed securities 2,200,689       26,178      (3,118)    2,223,749
 Senior secured loans      219,884         -            -         219,884

  Total fixed
   maturities          $10,981,618  $   360,788  $  (95,867)  $11,246,539

                      KEYPORT LIFE INSURANCE COMPANY
          Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

At December 31, 1998 and 1997, gross unrealized gains on equity securities, interest rate cap agreements and investments in separate accounts aggregated $7.8 million and $27.4 million, and gross unrealized losses aggregated $3.6 million and $6.9 million, respectively.

Net unrealized investment gains (losses) on securities included in other comprehensive income in 1998, 1997 and 1996 include: gross unrealized gains (losses) on securities of $(182.2) million, $73.7 million and $(64.4) million, respectively; reclassification adjustments for realized investment (gains) losses in net income of $3.5 million, $(31.2) million and $(7.2) million, respectively; and adjustments to deferred policy acquisition costs and value of insurance in force of $92.5 million, $(29.1) million and $54.2 million, respectively. The above amounts are shown before income tax expense (benefit) of $(30.2) million, $4.7 million and $(5.2) million, respectively.

Deferred tax liabilities for the Company's net unrealized investment gains and losses, net of adjustment to deferred policy acquisition costs and value of insurance in force, were $14.1 million and $44.3 million at December 31, 1998 and 1997, respectively.

No  investment in any person or its affiliates (other than bonds issued  by
agencies  of  the  United  States  government)  exceeded  ten  percent   of
stockholder's equity at December 31, 1998.

At  December 31, 1998, the Company did not have a material concentration of
financial   instruments  in  a  single  investee,  industry  or  geographic location.

At December 31, 1998, $1.1 billion of fixed maturities were below investment grade.

Contractual Maturities

The amortized cost and fair value of fixed maturities by contractual maturity as of December 31, 1998 are as follows (in thousands):

                                             Amortized         Fair
December 31, 1998                               Cost           Value

  Due in one year or less                    $   334,901    $   335,179
  Due after one year through five years        2,998,421      3,005,087
  Due after five years through ten years       1,638,535      1,656,238
  Due after ten years                          1,034,214      1,031,518
                                               6,006,071      6,028,022
  Mortgage and asset backed securities         5,168,626      5,249,182
                                             $11,174,697    $11,277,204

Actual maturities may differ because borrowers may have the right to call or prepay obligations.

                      KEYPORT LIFE INSURANCE COMPANY

3. Investments (continued)

Net Investment Income

Net investment income is summarized as follows (in thousands):

Year Ended December 31,              1998           1997          1996

Fixed maturities               $   810,521    $   811,688   $   737,372
Mortgage loans and other
    invested assets                 18,238         27,833        11,422
Policy loans                        33,251         32,224        30,188
Equity securities                    4,369          5,443         4,494
Cash and cash equivalents           38,269         34,449        36,138
    Gross investment income        904,648        911,637       819,614
Investment expenses                (17,342)       (15,311)      (12,708)
Amortization of options and
    interest rate caps             (72,080)       (49,278)      (16,541)
     Net investment income     $   815,226    $   847,048   $   790,365

As of December 31, 1998, the carrying value of fixed maturity investments that was non-income producing was $30.0 million.

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) are summarized as follows (in thousands):

Year Ended December 31,                    1998        1997       1996

Fixed maturities available for sale:
 Gross gains                            $  72,119  $  42,464  $   24,304
 Gross losses                             (59,730)   (19,146)    (17,814)
 Other than temporary declines in value   (28,322)      -            -

Equity securities                          14,754        (51)      1,492
Investments in separate accounts               93      7,912        (576)
Interest rate caps                         (2,397)      -            -
Other                                        -          -           (208)
Gross realized investment (losses) gains   (3,483)    31,179       7,198

Amortization adjustments of deferred
  policy acquisition costs and value
  of insurance inforce                      4,268     (6,456)     (1,689)

Net realized investment gains           $     785  $  24,723  $    5,509

                      KEYPORT LIFE INSURANCE COMPANY
          Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

Proceeds from sales of fixed maturities available for sale were $5.4 billion, $2.6 billion and $1.7 billion, for the years ended December 31, 1998, 1997 and 1996, respectively.

4. Derivatives

Outstanding derivatives, shown in notional amounts along with their carrying value and fair value, are as follows (in thousands):

                                          Assets (Liabilities)
                                  Carrying     Fair   Carrying   Fair
                Notional Amounts    Value     Value     Value    Value
December 31    1998        1997     1998       1998      1997     1997

Interest
 rate swaps $2,369,000 $2,575,000 $(71,163) $(71,163) $(42,123) $(42,123)
Interest
 rate cap
 agreements    250,000    250,000     -          -         102       102
S&P 500
 Index call
 Options          -          -     535,628   607,022   323,343   345,294
S&P 500  Index
 Futures          -          -        (604)     (604)      752       752

The interest rate swap agreements expire in 1999 through 2005. The interest rate cap agreements expire in 1999 through 2000. The call options' and futures' maturities range from 1999 to 2002.

The Company currently utilizes swap agreements to reduce asset duration and to better match interest rates earned on longer-term fixed rate assets with interest credited to policyholders. Cap agreements are used to hedge against rising interest rates. Call options and futures contracts are used for purposes of hedging the Company's equity-indexed products. At December 31, 1998 and 1997, the Company had approximately $156.4 million and $155.0 million, respectively, of unamortized premium in call option contracts.

Fair values for swap and cap agreements are based on current settlement values. The current settlement values are based on quoted market prices and brokerage quotes, which utilize pricing models or formulas using current assumptions. Fair values for call options and futures contracts are based on quoted market prices.

There are risks associated with some of the techniques the Company uses to match its assets and liabilities. The primary risk associated with swap, cap and call option agreements is the risk associated with counterparty nonperformance. The Company believes that the counterparties to its swap, cap and call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

                      KEYPORT LIFE INSURANCE COMPANY

5.  Income Taxes

Income tax expense (benefit) is summarized as follows (in thousands):

                             Year Ended December 31,
                       1998             1997              1996

Current            $  12,150         $ (48,477)         $  52,369
Deferred              40,769           107,567             (5,147)
                   $  52,919         $  59,090          $  47,222

A reconciliation of income tax expense with the expected federal income tax expense computed at the applicable federal income tax rate of 35% is as follows (in thousands):

                                          Year Ended December 31,
                                       1998         1997         1996

Expected income tax expense         $  56,532   $  60,427     $  48,246
Increase (decrease) in income
  taxes resulting from:
    Nontaxable investment income       (2,152)     (1,416)       (1,216)
    Amortization of goodwill              440         396           396
    Other, net                         (1,901)       (317)         (204)
Income tax expense                  $  52,919   $  59,090     $  47,222

                      KEYPORT LIFE INSURANCE COMPANY

5.  Income Taxes (continued)

The components of deferred federal income taxes are as follows (in thousands):

                                                  December 31,
                                           1998                  1997

Deferred tax assets:
  Policy liabilities                   $   107,433           $   124,250
  Guaranty fund expense                      2,115                 2,795
  Net operating loss carryforwards           1,780                 2,111
  Deferred fees                              4,379                   -
  Other                                      1,318                 1,205
    Total deferred tax assets              117,025               130,361

Deferred tax liabilities:
  Deferred policy acquisition costs        (92,533)              (56,331)
  Value of insurance in force and
    intangible assets                      (23,322)              (18,022)
  Excess of book over tax basis of
    Investments                           (135,364)             (178,697)
  Separate account asset                      (478)                 (645)
  Deferred loss on interest rate swaps        (805)               (1,792)
  Other                                     (8,119)               (7,877)
    Total deferred tax liabilities        (260,621)             (263,364)
      Net deferred tax liability       $  (143,596)          $  (133,003)

As of December 31, 1998, the Company had approximately $5.1 million of purchased net operating loss carryforwards (relating to the acquisition of Independence Life). Utilization of these net operating loss carryforwards, which expire through 2006, is limited to use against future profits of Independence Life. The Company believes that it is more likely than not that it will realize the benefit of its deferred tax assets.

Income taxes paid were $21.5 million in 1998 and $46.9 million in 1996, while income taxes refunded were $8.0 million in 1997.

                      KEYPORT LIFE INSURANCE COMPANY

6.  Retirement Plans

Keyport employees and certain employees of Liberty Financial are eligible to participate in the Liberty Financial Companies, Inc. Pension Plan (the "Plan"). It is the Company's practice to fund amounts for the Plan sufficient to meet the minimum requirements of the Employee Retirement Income Security Act of 1974. Additional amounts are contributed from time to time when deemed appropriate by the Company. Under the Plan, all employees are vested after five years of service. Benefits are based on years of service, the employee's average pay for the highest five consecutive years during the last ten years of employment, and the employee's estimated social security retirement benefit. The Company also has an unfunded non-qualified Supplemental Pension Plan ("Supplemental Plan") collectively with the Plan, (the "Plans"), to replace benefits lost due to limits imposed on Plan benefits under the Internal Revenue Code. Plan assets consist principally of investments in certain mutual funds sponsored by an affiliated company.

The following table sets forth the Plans' funded status (in thousands).

                                                    December 31,
                                                   1998         1997
Change in benefit obligation
  Benefit obligation at beginning of year         $ 12,594     $ 10,559
  Service cost                                         921          804
  Interest cost                                        960          829
  Actuarial loss                                     1,101          606
  Benefits paid                                       (294)        (204)
  Benefit obligation at end of year                 15,282       12,594

Change in plan assets
  Fair value of plan assets at beginning of year     7,801        6,399
  Actual return on plan assets                         593          901
  Employer contribution                                290          705
  Benefits paid                                       (294)        (204)
  Fair value of plan assets as end of year           8,390        7,801

Projected benefit obligation in excess of the
     Plans' assets                                   6,892        4,793
Unrecognized net actuarial loss                     (2,814)      (1,727)
Prior service cost not yet recognized in net
     periodic pension cost                            (138)        (160)
Accrued pension cost                              $  3,940     $  2,906

                      KEYPORT LIFE INSURANCE COMPANY

6.  Retirement Plans (continued)

The assumptions used to develop the actuarial present value of the projected benefit obligation and the expected long-term rate of return on plan assets are as follows:

                                          Year Ended December 31,
                                       1998         1997          1996

Pension cost includes the
     following components:
Service cost benefits earned
     during the period              $    921     $    804     $    717
Interest cost on projected
     benefit obligation                  960          829          725
Expected return on Plan assets          (610)        (525)        (468)
Net amortization and deferred
     amounts                              53           23           93
Total net periodic pension cost     $  1,324     $  1,131     $  1,067

The assumptions used to develop the actuarial present value of the projected benefit obligation and the expected long-term rate of return on plan assets are as follows:


Discount rate                                   6.75%     7.25%    7.50%
Rate of increase in compensation level          4.75%     5.00%    5.25%
Expected long-term rate of return on assets     9.00%     8.50%    8.50%

The Company provides various other funded and unfunded defined contribution plans, which include savings and investment plans and supplemental savings plans. For each of the years ended December 31, 1998, 1997 and 1996, expenses related to these defined contribution plans totaled (in thousands) $853, $702 and $590, respectively.

7.  Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company, and accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following methods and assumptions were used by the Company in determining estimated fair value of financial instruments:

                      KEYPORT LIFE INSURANCE COMPANY

7.  Fair Value of Financial Instruments (continued)

Fixed maturities and equity securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturities not actively traded, the fair values are determined using values from independent pricing services, or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the securities. The fair values for equity securities are based on quoted market prices.

Mortgage loans: The fair value of mortgage loans are determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Policy loans:  The carrying value of policy loans approximates fair value.

Other invested assets: With the exception of call options, the carrying value for assets classified as other invested assets in the accompanying balance sheets approximates their fair value. Fair values for call options are based on market prices quoted by the counterparty to the respective call option contract.

Cash and cash equivalents: The carrying value of cash and cash equivalents approximates fair value.

Policy liabilities: Deferred annuity contracts are assigned fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of the future cash flows at current pricing rates.

The fair values and carrying values of the Company's financial instruments are as follows (in thousands):

                             December 31,           December 31,
                                 1998                   1997
                        Carrying       Fair       Carrying     Fair
                         Value        Value        Value       Value
Assets:
  Fixed maturity
     securities       $11,277,204  $11,277,204  $11,246,539 $11,246,539
  Equity securities        24,649       24,649       40,856      40,856
  Mortgage loans           55,117       56,640       60,662      63,007
  Policy loans            578,770      578,770      554,681     554,681
  Other invested
     Assets               662,513      730,394      440,773     462,724
  Cash and cash
     Equivalents          719,625      719,625    1,162,347   1,162,347

Liabilities:
  Policy liabilities   12,504,081   11,647,558   12,086,076  11,366,534

                      KEYPORT LIFE INSURANCE COMPANY
          Notes to Consolidated Financial Statements (continued)

8. Quarterly Financial Data (unaudited)

The following is a tabulation of the unaudited quarterly results of operations (in thousands):

                                             1998 Quarters
                           March 31   June 30  September 30  December 31

Investment income         $ 206,075  $ 200,955   $ 201,158    $ 207,038
Interest credited to
   policyholders           (142,136)  (140,198)   (143,271)    (136,633)
Investment spread            63,939     60,757      57,887       70,405
Net realized investment
    gains (losses)              818     (2,483)      4,112       (1,662)
Fee income                    9,877     12,400      10,505       10,054
Pretax income                37,870     36,627      44,344       42,678
Net income                   26,049     24,092      29,779       28,680

                                            1997 Quarters
                           March 31   June 30  September 30  December 31

Investment income         $ 206,515  $ 210,655   $ 210,365    $ 219,513
Interest credited to
   Policyholders           (147,313)  (147,224)   (150,875)    (148,672)
Investment spread            59,202     63,431      59,490       70,841
Net realized investment
   gains                     12,796      2,669       4,951        4,307
Fee income                    8,252      8,578       9,841        9,682
Pretax income                47,423     39,914      39,876       45,438
Net income                   31,538     26,095      26,377       29,551

9.  Statutory Information

The Company is domiciled in Rhode Island and prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the State of Rhode Island Insurance Department. Statutory surplus and statutory net income differ from stockholder's equity and net income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, and income tax expense reflects only taxes paid or currently payable. The Company's statutory surplus and net income are as follows (in thousands):

                                      Year Ended December 31,
                             1998              1997               1996

Statutory surplus         $  790,935        $  702,610        $  567,735
Statutory net income          95,422           107,130            40,237

                      KEYPORT LIFE INSURANCE COMPANY
          Notes to Consolidated Financial Statements (continued)

10.  Transactions with Affiliated Companies

The Company reimbursed Liberty Financial and certain affiliates for expenses incurred on its behalf for the years ended December 31, 1998, 1997 and 1996. These reimbursements included corporate, general, and administrative expenses, corporate overhead, such as executive and legal support, and investment management services. The total amounts reimbursed were $7.1 million for the year ended December 31, 1998 and $7.8 million for the years ended December 31, 1997 and 1996. In addition, certain affiliated companies distribute the Company's products and were paid $8.6 million, $7.2 million and $6.4 million by the Company for the years ended December 31, 1998, 1997, and 1996, respectively.

Keyport had mortgage notes in the original principal amount of $100.0 million on properties owned by certain indirect subsidiaries of Liberty Mutual. The notes were purchased for their face value. Liberty Mutual had agreed to provide credit support to the obligors under these notes with respect to certain payments of principal and interest thereon. As of December 31, 1998 and 1997, the amounts outstanding were $39.5 million. In January 1999, Liberty Mutual retired the mortgage notes with a payment of $39.7 million for all outstanding principal and interest.

Dividend payments to Liberty Financial from the Company are governed by insurance laws that restrict the maximum amount of dividends that may be paid without prior approval of the State of Rhode Island Insurance
Department. As of December 31, 1998, the maximum amount of dividends (based on statutory surplus and statutory net gains from operations) which may be paid by Keyport was approximately $59.1 million without such approval.

11. Commitments and Contingencies

Leases: The Company leases data processing equipment, furniture and certain office facilities from others under operating leases expiring in various years through 2008. Rental expense (in thousands) amounted to $4,721, $3,408 and $3,213 for the years ended December 31, 1998, 1997 and 1996, respectively. For each of the next five years, and in the aggregate, as of December 31, 1998, the following are the minimum future rental payments under noncancelable operating leases having remaining terms in excess of one year (in thousands):

                            Year            Payments

                            1999          $    5,354
                            2000               5,311
                            2001               4,487
                            2002               4,342
                            2003               4,351
                            Thereafter        16,752

                      KEYPORT LIFE INSURANCE COMPANY
          Notes to Consolidated Financial Statements (continued)

11. Commitments and Contingencies (continued)

Legal Matters: The Company is involved at various times in litigation common to its business. In the opinion of management, provisions made for potential losses are adequate and the resolution of any such litigation is not expected to have a material adverse effect on the Company's financial condition or its results of operations.

Regulatory Matters: Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years. In 1998, 1997 and 1996, the Company was assessed $3.2 million, $5.9 million, and $10.0 million, respectively. During 1998, 1997 and 1996, the Company recorded $1.2 million, $1.0 million, and $1.0 million, respectively, of provisions for state guaranty fund association expense. At December 31, 1998 and 1997, the reserve for such assessments was $6.0 million and $8.0 million, respectively.

12. Year 2000 (Unaudited)

The Company relies significantly on computer systems and applications in its operations. Many of these systems are not presently Year 2000 compliant. These systems use programs that were designed and developed without considering the impact of the upcoming change in the century. Any of the Company's computer programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. The Company's business, financial condition and results of operations could be materially and adversely affected by the failure of the Company's systems and applications (and those operated by third parties interfacing with the Company's systems and applications) to properly operate or manage these dates.

In addressing the Year 2000 issue, the Company has completed an inventory of its computer programs and assessed its Year 2000 readiness. The Company's computer programs include internally developed programs, third-party purchased programs and third-party custom developed programs. For programs which were identified as not being Year 2000 ready, the Company has implemented a remedial plan which includes repairing or replacing the programs and appropriate testing for Year 2000. The remediation plan is substantially complete and is currently in the final testing phase. The Company also identified its non-information technology systems with respect to Year 2000 issues. The Company initiated remediation efforts in this area and expects to complete this phase during 1999.

In addition, the Company has initiated communication with significant financial institutions, distributors, suppliers and others with which it does business to determine the extent to which the Company's systems are vulnerable by the failure of others to remediate their own Year 2000 issues. The Company has received feedback from such parties and is in the process of independently confirming information received from other parties with respect to their year 2000 issues.

                      KEYPORT LIFE INSURANCE COMPANY

12. Year 2000 (Unaudited) (continued)


The Company is developing, and will continue to develop, contingency plans for dealing with any adverse effects that become likely in the event the Company's remediation plans are not successful or third parties fail to remediate their own Year 2000 issues. The Company expects contingency planning to be substantially complete by June 1999. If necessary modifications and conversions are not made, or are not timely completed, or if the systems of the companies on which the Company's interface system relies are not timely converted, the Year 2000 issues could have a material impact on the financial condition and results of operations of the Company. However, the Company believes that with modifications to existing software and conversions to new software, the Year 2000 issue will not pose significant operational problems for its computer systems.

                                  PART C

Item 24. Financial Statements and Exhibits


     (a)  Financial Statements:

          Included in Part B:
          Variable Account A:
           Statement of Assets and Liabilities - December 31, 1998 Statement of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997
           Notes to Financial Statements
          Keyport Life Insurance Company:
           Consolidated Balance Sheet - December 31, 1998 and 1997 Consolidated Income Statement for the years ended December 31,
                1998, 1997 and 1996
           Consolidated Statement of Stockholder's Equity for the years ended December 31, 1998, 1997 and 1996
           Consolidated Statement of Cash Flows for the years ended
                December 31, 1998, 1997 and 1996
           Notes to Consolidated Financial Statements

     (b)  Exhibits:

    *     (1)  Resolution of the Board of Directors establishing Variable
               Account A

          (2)  Not applicable

    *     (3a) Principal Underwriter's Agreement

    *     (3b) Specimen Agreement between Principal Underwriter and Dealer

    ***   (3c) Manning & Napier Broker/Dealer's Agreement

    *     (4a) Form of Group Variable Annuity Contract of Keyport Life
               Insurance Company

    *     (4b) Form of Variable Annuity Certificate of Keyport Life
               Insurance Company

    *     (4c) Form of Tax-Sheltered Annuity Endorsement

    *     (4d) Form of Individual Retirement Annuity Endorsement

    *     (4e) Form of Corporate/Keogh 401(a) Plan Endorsement

    ***   (4f) Specimen Group Variable Annuity Contract of Keyport Life
               Insurance Company (M&N)

    ***   (4g) Specimen Variable Annuity Certificate of Keyport Life
               Insurance Company (M&N)

    ****  (4h) Specimen Group Variable Annuity Contract of Keyport Life
               Insurance Company (KA)

    ****  (4i) Specimen Variable Annuity Certificate of Keyport Life
               Insurance Company (KA)

    ++    (4j) Form of Individual Variable Annuity Contract of Keyport
               Life Insurance Company

    ++    (4k) Specimen Individual Variable Annuity Contract of Keyport
               Life Insurance Company(KA)

    ++    (4l) Specimen Group Exchange Program Endorsement (KA)

    ++    (4m) Specimen Individual Exchange Program Endorsement (KA)

    ##    (4n) Specimen Group Variable Annuity Contract of Keyport Life
               Insurance Company (KAV)

    ##    (4o) Specimen Variable Annuity Certificate of Keyport Life
               Insurance Company (KAV)

    ##    (4p) Specimen Individual Variable Annuity Contract of Keyport
               Life Insurance Company (KAV)

    *     (5a) Form of Application for a Group Variable Annuity Contract

    *     (5b) Form of Application for a Group Variable Annuity Certificate

    *     (6a) Articles of Incorporation of Keyport Life Insurance Company

    *     (6b) By-Laws of Keyport Life Insurance Company

          (7)  Not applicable

    **    (8a) Form of Participation Agreement

    ***   (8b) Participation Agreement Among Manning & Napier Insurance
               Fund, Inc., Manning & Napier Investor Services, Inc., Manning & Napier Advisors, Inc., and Keyport Life Insurance Company

    ****  (8c) Participation Agreement Among MFS Variable Insurance Trust,
               Keyport Life Insurance Company, and Massachusetts Financial Services Corp.

    ****  (8d) Participation Agreement Among The Alger American Fund,
               Keyport Life Insurance Company, and Fred Alger and Company, Incorporated

    ****  (8e) Participation Agreement Among Alliance Variable Products
               Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Life Insurance Company

    ####  (8f) Participation Agreement By and Among AIM Variable Insurance
               Funds, Inc., Keyport Life Insurance Company, on Behalf of Itself and its Separate Accounts, and Keyport Financial Services Corp.

    #     (8g) Amended and Restated Participation Agreement By and Among
               Keyport Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston

    ####  (8h) Amended and Restated Participation Agreement By and Among
               SteinRoe Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston

    +     (9)  Opinion and Consent of Counsel


          (10) Consents of Independent Auditors


          (11) Not applicable

          (12) Not applicable

    ++++  (13) Schedule for Computations of Performance Quotations

    +++   (15) Chart of Affiliations

    ###   (16) Powers of Attorney


          (27) Financial Data Schedule


* Incorporated by reference to Registration Statement (File No. 333-1043) filed on or about February 16, 1996.

** Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-1043) filed on or about August 22, 1996.

*** Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement (File No. 333-1043) filed on or about October 15, 1996.

**** Incorporated by reference to Post-Effective Amendment No. 1 to the
     Registration Statement (File No. 333-1043) filed on or about October 18, 1996.

+ Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-1043) filed on or about May 1, 1997.

++ Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 333-1043) filed on or about July 30, 1997.

+++ Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (File No. 333-1043) filed on or about February 6, 1998.

++++ Incorporated by reference to Post-Effective Amendment No. 8 to the
     Registration Statement (File No. 333-1043) filed on or about February 27, 1998.

# Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 of Variable Account J of Liberty Life Assurance Company of Boston (Files No. 333-29811; 811-08269) filed on or about July 17, 1997.

## Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement (File No. 333-1043) filed on or about March 20, 1998.

### Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement (File No. 333-1043) filed on or about April 24, 1998.

#### Incorporated by reference to Post-Effective Amendment No. 12 to the
     Registration Statement (File No. 333-1043) filed on or about May
     8, 1998.

Item 25. Directors and Officers of the Depositor.

Name and Principal                       Positions and Offices
Business Address*                        with Depositor

Kenneth R. Leibler, President            Director and Chairman of the Board
Liberty Financial Companies Inc.
Federal Reserve Plaza, 24th Floor
600 Atlantic Avenue
Boston, MA  02110

Frederick Lippitt                        Director
The Providence Plan
740 Hospital Trust Building
15 Westminster Street
Providence, RI 02903

Mr. Robert C. Nyman                      Director
12 Cooke Street
Providence, RI 02906-2006

Paul H. LeFevre, Jr.                     Acting  President  and  Executive
                                         Vice President

Bernard R. Beckerlegge                   Senior Vice President and General
                                         Counsel

Bernhard M. Koch                         Senior Vice President and Chief
                                         Financial Officer

Stewart R. Morrison                      Senior Vice President and Chief
                                         Investment Officer

Francis E. Reinhart                      Senior Vice President and Chief
                                         Information Officer

Mark R. Tully                            Senior Vice President and Chief
                                         Sales Officer

Garth A. Bernard                         Vice President

Daniel C. Bryant                         Vice President and Assistant
                                         Secretary

Clifford O. Calderwood                   Vice President

James P. Greaton                         Vice President and Corporate
                                         Actuary

Jacob M. Herschler                       Vice President

Kenneth M. Hughes                        Vice President

James J. Klopper                         Vice President and Secretary

Leslie J. Laputz                         Vice President

Jeffrey J. Lobo                          Vice President - Risk Management

Suzanne E. Lyons                         Vice President - Human Resources

Jeffery J. Whitehead                     Vice President and Treasurer


Ellen L. Wike                            Vice President


Daniel T. H. Yin                         Vice President

Nancy C. Atherton                        Assistant Vice President



John G. Bonvouloir                       Assistant Vice President &
                                         Assistant Treasurer

Judith A. Brookins                       Assistant Vice President

Paul R. Coady                            Assistant Vice President

Stephen Cross                            Assistant Vice President and
                                         Assistant Controller

Alan R. Downey                           Assistant Vice President

Kenneth M. LeClair                       Assistant Vice President

Gregory L. Lapsley                       Assistant Vice President

Scott E. Morin                           Assistant Vice President and
                                         Controller

Michael J. Mulkern                       Assistant Vice President

Sean P. O'Brien                          Assistant Vice President

Robert J. Scheinerman                    Assistant Vice President

Teresa M. Shumila                        Assistant Vice President

Daniel T. Smyth                          Assistant Vice President

Donald A. Truman                         Assistant Vice President and
                                         Assistant Secretary



Frederick Lippitt                        Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

      The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

      The Depositor controls Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities, through 100% stock ownership. KFSC files separate financial statements.

       The Depositor controls Liberty Advisory Services Corp. (LASC) (formerly known as Keyport Advisory Services Corp.), a Massachusetts corporation functioning as an investment adviser, through 100% stock ownership. LASC files separate financial statements.

       The Depositor controls Independence Life and Annuity Company ("Independence Life")(formerly Keyport America Life Insurance Company), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

      The  Depositor  controls  American  Benefit  Life  Insurance  Company
("American Benefit"), a New York corporation functioning as a life insurance company, through 100% stock ownership. American Benefit files separate financial statements.

      The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement (File No. 333-1043) filed on or about February 6, 1998.

Item 27. Number of Contract Owners.


      At March 31, 1999, there were 0 Qualified Contract Owners and 2 Non-Qualified Contract Owners.


Item 28. Indemnification.

      Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      Keyport Financial Services Corp. is also principal underwriter of the SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts.

The directors and officers are:

Name and Principal                  Position and Offices
Business Address*                   with Underwriter

Jacob M. Herschler                  Director

Paul T. Holman                      Director and Assistant Clerk

James J. Klopper                    Director, President and Clerk

Daniel C. Bryant                    Vice President

Rogelio P. Japlit                   Treasurer

Donald A. Truman                    Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

     Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts
02110.

Item 31. Management Services.

     Not applicable.

Item 32. Undertakings.

      (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

      Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

                                SIGNATURES

                                SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and State of Massachusetts, on this 28th day of April, 1999.


                                       Variable Account A
                                          (Registrant)


                               BY:  Keyport Life Insurance Company
                                          (Depositor)


                               BY:  /s/ Paul H. LeFevre, Jr.
                                     Paul H. LeFevre, Jr.
                                     President

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Kenneth R. Leibler*               /s/ Paul H. LeFevre, Jr.   4/28/99
Kenneth R. Leibler                    Paul H. LeFevre, Jr.         Date
Director and Chairman of the Board    Acting President
                                      (Principal Executive Officer)


/s/ Frederick Lippitt *               /s/ Bernhard M. Koch*
Frederick Lippitt                     Bernhard M. Koch
Director                              Senior Vice President
                                      (Chief Financial Officer)


/s/ Robert C. Nyman*
Robert C. Nyman
Director



*BY:  /s/ James J. Klopper           April 28, 1999
     James J. Klopper                Date
     Attorney-in-Fact



* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement (File Nos. 333-1043; 811-7543) filed on or about April 24, 1998.

                               EXHIBIT INDEX


Item                                                             Page

(10) Consent of Independent Auditors